Intermediate Bond Fund of America®
Investment portfolio
November 30, 2024
unaudited

Bonds, notes & other debt instruments 95.38% Mortgage-backed obligations 40.97% Federal agency mortgage-backed obligations 31.40%	Principal amount (000)	Value (000)
Fannie Mae Pool #AB4213 3.00% 1/1/2027[1]	USD225	$221
Fannie Mae Pool #AJ9184 3.50% 1/1/2027[1]	485	477
Fannie Mae Pool #AB4920 3.00% 4/1/2027[1]	2,103	2,066
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	1	1
Fannie Mae Pool #AX3593 3.00% 6/1/2027[1]	893	877
Fannie Mae Pool #AO7778 3.00% 7/1/2027[1]	250	244
Fannie Mae Pool #310129 3.50% 7/1/2027[1]	1,134	1,120
Fannie Mae Pool #AB7551 3.00% 1/1/2028[1]	91	89
Fannie Mae Pool #AR9883 3.00% 4/1/2028[1]	54	53
Fannie Mae Pool #AT0321 3.50% 4/1/2028[1]	120	117
Fannie Mae Pool #AT4968 3.00% 5/1/2028[1]	187	182
Fannie Mae Pool #AB9654 3.00% 6/1/2028[1]	1,653	1,613
Fannie Mae Pool #AB9935 3.00% 7/1/2028[1]	1,641	1,601
Fannie Mae Pool #AS0192 3.00% 8/1/2028[1]	2,508	2,445
Fannie Mae Pool #AS0113 3.50% 8/1/2028[1]	1,030	1,012
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]	6	6
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]	1	1
Fannie Mae Pool #AU6684 3.50% 9/1/2028[1]	3,791	3,723
Fannie Mae Pool #AS0503 3.50% 9/1/2028[1]	3,052	2,997
Fannie Mae Pool #AU8095 3.50% 9/1/2028[1]	463	452
Fannie Mae Pool #AS0756 3.00% 10/1/2028[1]	2,557	2,491
Fannie Mae Pool #AU7549 3.50% 10/1/2028[1]	1,328	1,305
Fannie Mae Pool #AS1063 3.00% 11/1/2028[1]	3,976	3,871
Fannie Mae Pool #AS0904 3.50% 11/1/2028[1]	1,943	1,909
Fannie Mae Pool #AS1071 3.50% 11/1/2028[1]	1,899	1,865
Fannie Mae Pool #AS0905 3.50% 11/1/2028[1]	1,645	1,616
Fannie Mae Pool #AV0637 3.50% 11/1/2028[1]	173	170
Fannie Mae Pool #AS1296 3.00% 12/1/2028[1]	3,016	2,935
Fannie Mae Pool #AV4997 3.50% 1/1/2029[1]	2,046	2,008
Fannie Mae Pool #AL4843 3.50% 2/1/2029[1]	2,491	2,445
Fannie Mae Pool #AS1641 3.50% 2/1/2029[1]	1,593	1,564
Fannie Mae Pool #AS1639 3.50% 2/1/2029[1]	851	832
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]	— [2]	— [2]
Fannie Mae Pool #AW1249 3.00% 5/1/2029[1]	270	260
Fannie Mae Pool #AL5688 3.50% 8/1/2029[1]	3,558	3,494
Fannie Mae Pool #AX1256 3.50% 8/1/2029[1]	303	295
Fannie Mae Pool #AX1293 3.50% 9/1/2029[1]	1,258	1,231
Fannie Mae Pool #AL6368 3.00% 10/1/2029[1]	1,010	980
Fannie Mae Pool #AL6140 3.50% 12/1/2029[1]	5,385	5,271
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	52	51
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]	89	86
Fannie Mae Pool #AZ3371 3.50% 7/1/2030[1]	2,666	2,609
Fannie Mae Pool #AL7141 3.50% 7/1/2030[1]	816	795
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	70	68
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]	107	104
Intermediate Bond Fund of America — Page 1 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]	USD816	$781
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]	181	173
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]	19	18
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	3	3
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]	6,590	6,490
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]	6	6
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]	60	57
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	3,935	3,665
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	21	21
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	15	16
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	31	32
Fannie Mae Pool #MA5477 6.00% 9/1/2039[1]	6,083	6,209
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	138	140
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	50	50
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]	96	98
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,347	2,013
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,643	2,264
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	24,927	21,243
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	228	231
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	11,990	10,212
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	9,660	8,246
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	4,608	3,923
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	88,971	75,625
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	8,069	6,886
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	192	185
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	94	95
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	21,196	17,978
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	60	60
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]	36,037	29,376
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	4,935	4,184
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	125	125
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	4,690	3,975
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	1,623	1,379
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	307	286
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	140	130
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	41	39
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	58	54
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,372	1,283
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	425	396
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	68	63
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	43	40
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	94	88
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	810	748
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	29,591	27,431
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	1,081	970
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]	10,755	9,917
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	1,378	1,237
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	667	615
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	179	166
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	90	83
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	85	79
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	46	42
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	47	44
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,035	985
Intermediate Bond Fund of America — Page 2 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	USD17,792	$16,406
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	501	462
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	654	622
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	893	850
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	236	225
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	102	101
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	325	311
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	1,965	2,017
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	7,641	7,059
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	5,165	4,764
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,336	1,232
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	6,753	6,236
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,709	3,420
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]	38,401	34,141
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	11,924	10,525
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]	26,294	23,370
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	3,757	3,207
Fannie Mae Pool #BP5576 2.50% 6/1/2050[1]	541	454
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	160	141
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	10,362	8,836
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	82	73
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	292	259
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	135	119
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	8,694	7,390
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	5,378	4,590
Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]	4,543	3,702
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,710	1,383
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	5,040	4,508
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	85	76
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	5,837	4,693
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	46	41
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	17,001	14,496
Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]	14,860	12,097
Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	4	3
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	5,578	4,506
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	81	65
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	20,252	18,012
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	1,320	1,161
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	162	143
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	37,740	30,433
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	3,394	2,875
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	121	107
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	160	129
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,404	1,194
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	659	552
Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	36	31
Fannie Mae Pool #BQ6558 2.50% 9/1/2051[1]	1,860	1,558
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	5,424	4,371
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	377	307
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	8,141	6,924
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	3,827	3,274
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	9,058	7,998
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	3,886	3,431
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,132	1,002
Intermediate Bond Fund of America — Page 3 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	USD1,684	$1,354
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	24,814	21,369
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	14,485	12,284
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	13,243	11,254
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	13,061	11,090
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	6,323	5,365
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	5,027	4,272
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	4,919	4,183
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	4,188	3,577
Fannie Mae Pool #BU7607 2.50% 12/1/2051[1]	373	313
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	5,742	5,123
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,138	1,006
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,651	1,329
Fannie Mae Pool #CB2644 2.50% 1/1/2052[1]	373	312
Fannie Mae Pool #BU9638 2.50% 1/1/2052[1]	241	204
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	11,841	10,440
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,664	13,389
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	12,738	10,234
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	5,736	4,638
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	3,446	2,772
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	841	677
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	1,546	1,312
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	464	412
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,203	1,773
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,130	1,714
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,732	1,391
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	888	714
Fannie Mae Pool #BT8111 2.50% 3/1/2052[1]	758	638
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	7,870	6,322
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	2,889	2,324
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,398	1,122
Fannie Mae Pool #BV3847 2.50% 4/1/2052[1]	675	570
Fannie Mae Pool #BV8156 2.50% 4/1/2052[1]	167	140
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	1,895	1,527
Fannie Mae Pool #BW0160 2.50% 5/1/2052[1]	699	592
Fannie Mae Pool #BW2934 2.50% 6/1/2052[1]	825	696
Fannie Mae Pool #BW2170 2.50% 6/1/2052[1]	73	61
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	1,573	1,474
Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]	49	48
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,153	2,956
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	573	589
Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]	246	247
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	47,453	44,441
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	870	836
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	727	699
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	8,029	6,442
Fannie Mae Pool #BW7750 4.00% 10/1/2052[1]	479	449
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	19,573	18,832
Fannie Mae Pool #BW1215 4.50% 10/1/2052[1]	2,256	2,170
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	7,360	7,373
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	6,537	6,550
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	3,411	3,283
Fannie Mae Pool #BX3101 5.50% 11/1/2052[1]	170	170
Fannie Mae Pool #BW1417 2.50% 12/1/2052[1]	529	445
Intermediate Bond Fund of America — Page 4 of 56

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	USD16,269	$16,297
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	34,377	32,225
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,719	4,534
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	2,198	2,200
Fannie Mae Pool #BX5592 5.50% 1/1/2053[1]	972	974
Fannie Mae Pool #BX0856 5.50% 1/1/2053[1]	26	26
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	14,158	14,340
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	430	436
Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	2,468	2,543
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	15,641	15,661
Fannie Mae Pool #BX7551 5.50% 2/1/2053[1]	1,562	1,563
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	4,732	4,762
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	1,743	1,750
Fannie Mae Pool #BX9111 5.50% 3/1/2053[1]	1,615	1,616
Fannie Mae Pool #BX7555 5.50% 3/1/2053[1]	1,212	1,213
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	1,073	1,075
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	28,702	28,699
Fannie Mae Pool #BX9999 5.50% 4/1/2053[1]	3,203	3,222
Fannie Mae Pool #BY3206 5.50% 4/1/2053[1]	2,084	2,086
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	1,931	1,939
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	1,684	1,691
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	1,622	1,624
Fannie Mae Pool #BX8883 5.50% 4/1/2053[1]	1,264	1,264
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	6,308	6,386
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	378	385
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	4,862	5,042
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	1,584	1,482
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	8,306	8,178
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	5,791	5,692
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	19,100	19,100
Fannie Mae Pool #BY2505 5.50% 5/1/2053[1]	2,282	2,284
Fannie Mae Pool #BY3207 5.50% 5/1/2053[1]	1,856	1,857
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	1,558	1,560
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	1,220	1,221
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,097	1,097
Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	471	471
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	53,875	54,539
Fannie Mae Pool #BY1721 6.00% 5/1/2053[1]	5,168	5,269
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	874	885
Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	4,700	4,828
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	6,094	5,857
Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	963	926
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	91	89
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	51,545	51,540
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	24,113	24,148
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	1,142	1,145
Fannie Mae Pool #BY5242 5.50% 6/1/2053[1]	43	43
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	86,050	87,269
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	28,380	28,757
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	17,221	17,507
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	13,095	13,267
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	9,367	9,490
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	360	365
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	19,089	19,733
Intermediate Bond Fund of America — Page 5 of 56

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	USD6,885	$7,076
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	4,949	5,081
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	8,711	7,009
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	31,166	29,960
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	959	943
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	67,462	67,490
Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	2,863	2,919
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	8,442	8,112
Fannie Mae Pool #MA5108 6.00% 8/1/2053[1]	169,317	171,662
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	105	106
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	39,621	40,110
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,820	1,703
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	268	268
Fannie Mae Pool #FS6163 6.00% 10/1/2053[1]	34,814	35,247
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	17,119	17,337
Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	4,007	4,083
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	881	824
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,623	3,623
Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	2,407	2,406
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	43,311	43,895
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	30,341	30,753
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	20,161	20,418
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	18,686	19,283
Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	3,959	4,075
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,599	2,599
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	159,866	162,003
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	26,037	26,366
Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	28,454	29,197
Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	2,502	2,582
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	39,418	39,948
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	11,809	11,954
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	44,025	45,209
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	8,666	8,928
Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,219	1,259
Fannie Mae Pool #DA5799 7.00% 1/1/2054[1]	1,872	1,940
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	30,445	29,257
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	669	669
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	125	125
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	21,320	21,603
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	36,145	37,128
Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	2,965	3,060
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	774	795
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	2,864	2,680
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	5,861	5,861
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	4,853	4,850
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,638	2,651
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	1,624	1,630
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	1,408	1,415
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	22,821	23,264
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	10,831	11,045
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	418	424
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,047	4,176
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	7,602	7,612
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,755	5,781
Intermediate Bond Fund of America — Page 6 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU4479 5.50% 4/1/2054[1]	USD2,959	$2,957
Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	16,372	16,773
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	2,797	2,888
Fannie Mae Pool #DB3612 5.50% 5/1/2054[1]	404	404
Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	11,070	11,341
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	4,944	5,035
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	4,584	4,682
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,058	1,071
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	630	640
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	564	575
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,052	4,187
Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	1,211	1,243
Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	5,866	5,880
Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	2,961	2,959
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	2,226	2,231
Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	717	720
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	294	295
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	7,725	7,819
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	4,967	5,063
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	3,211	3,270
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	670	678
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	478	487
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	40,508	41,492
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	25,925	26,752
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	21,057	21,567
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	6,181	6,387
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	2,347	2,421
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	1,849	1,902
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,052	1,086
Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	1,739	1,627
Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	314	309
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	27	27
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	8,981	9,090
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	4,194	4,275
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,388	2,424
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,165	2,198
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	1,670	1,702
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,442	1,459
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	259	264
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	197	200
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	181	184
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	188,349	192,982
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	6,915	7,125
Fannie Mae Pool #FS8762 6.50% 8/1/2054[1]	6,827	7,055
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	1,112	1,146
Fannie Mae Pool #DB1919 7.00% 8/1/2054[1]	497	517
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	21,228	21,292
Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	4,394	4,395
Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	2,573	2,583
Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	1,096	1,095
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	4,546	4,635
Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	1,497	1,526
Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	114	116
Fannie Mae Pool #FS9374 6.50% 10/1/2054[1]	31,692	32,672
Intermediate Bond Fund of America — Page 7 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS9566 6.50% 10/1/2054[1]	USD19,309	$19,905
Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	836	865
Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	9,385	9,017
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	5,110	5,122
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	46,420	47,337
Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	3,157	2,954
Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	2,154	2,022
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	11,535	10,388
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]	1,266	1,228
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	7,499	6,754
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	4,778	4,303
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	9,482	8,129
Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	9,504	7,792
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	2,506	2,147
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	2,925	2,813
Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	3,041	2,605
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,442	3,961
Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	1,092	1,015
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	77	82
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	148	156
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	27	27
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	16,000	15,855
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]	72	64
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]	265	230
Freddie Mac Pool #G14278 3.50% 10/1/2026[1]	1,353	1,339
Freddie Mac Pool #J17236 3.50% 11/1/2026[1]	305	300
Freddie Mac Pool #ZK3828 3.00% 1/1/2027[1]	333	327
Freddie Mac Pool #G14502 3.00% 2/1/2027[1]	677	666
Freddie Mac Pool #ZK3899 3.00% 2/1/2027[1]	106	104
Freddie Mac Pool #ZK3929 3.00% 3/1/2027[1]	201	198
Freddie Mac Pool #ZK3934 3.00% 3/1/2027[1]	52	51
Freddie Mac Pool #ZK6157 3.00% 10/1/2028[1]	1,825	1,778
Freddie Mac Pool #ZK6134 3.00% 10/1/2028[1]	1,783	1,738
Freddie Mac Pool #J25843 3.50% 10/1/2028[1]	781	766
Freddie Mac Pool #ZA0559 7.00% 10/1/2028[1]	2	2
Freddie Mac Pool #ZA3673 3.00% 11/1/2028[1]	3,963	3,860
Freddie Mac Pool #V60341 3.00% 11/1/2028[1]	2,271	2,214
Freddie Mac Pool #ZK6172 3.00% 11/1/2028[1]	856	834
Freddie Mac Pool #J26473 3.50% 11/1/2028[1]	2,262	2,223
Freddie Mac Pool #J26343 3.50% 11/1/2028[1]	745	730
Freddie Mac Pool #V60362 3.00% 12/1/2028[1]	1,492	1,454
Freddie Mac Pool #G14942 3.50% 12/1/2028[1]	3,112	3,059
Freddie Mac Pool #V60368 3.50% 12/1/2028[1]	1,576	1,550
Freddie Mac Pool #V60448 3.00% 1/1/2029[1]	1,683	1,640
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	691	675
Freddie Mac Pool #ZA3699 3.00% 2/1/2029[1]	2,866	2,789
Freddie Mac Pool #V60493 3.00% 2/1/2029[1]	2,222	2,162
Freddie Mac Pool #J27240 3.50% 2/1/2029[1]	1,212	1,192
Freddie Mac Pool #J27711 3.50% 3/1/2029[1]	75	74
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]	18	17
Freddie Mac Pool #J28177 3.50% 5/1/2029[1]	801	783
Freddie Mac Pool #J28422 3.50% 6/1/2029[1]	1,248	1,225
Intermediate Bond Fund of America — Page 8 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZS6995 3.00% 8/1/2029[1]	USD1,784	$1,732
Freddie Mac Pool #J28964 3.50% 8/1/2029[1]	418	409
Freddie Mac Pool #J29039 3.50% 8/1/2029[1]	277	271
Freddie Mac Pool #J28885 3.50% 8/1/2029[1]	126	123
Freddie Mac Pool #G15175 3.00% 9/1/2029[1]	3,691	3,585
Freddie Mac Pool #V60616 3.00% 9/1/2029[1]	2,550	2,479
Freddie Mac Pool #ZA3742 3.00% 11/1/2029[1]	3,268	3,167
Freddie Mac Pool #V60622 3.00% 11/1/2029[1]	1,858	1,807
Freddie Mac Pool #V60651 3.00% 11/1/2029[1]	1,748	1,696
Freddie Mac Pool #ZA3750 3.00% 12/1/2029[1]	1,992	1,932
Freddie Mac Pool #J30209 3.50% 12/1/2029[1]	60	58
Freddie Mac Pool #ZK7089 3.00% 1/1/2030[1]	2,375	2,297
Freddie Mac Pool #ZA3774 3.00% 3/1/2030[1]	3,335	3,230
Freddie Mac Pool #J32008 3.00% 6/1/2030[1]	1,775	1,717
Freddie Mac Pool #J33952 3.00% 3/1/2031[1]	479	460
Freddie Mac Pool #J36382 3.50% 2/1/2032[1]	202	196
Freddie Mac Pool #J36383 3.50% 2/1/2032[1]	154	150
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	61	58
Freddie Mac Pool #SB8328 5.50% 9/1/2039[1]	4,005	4,054
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,151	1,837
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	3,849	3,276
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	52,475	44,667
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	81,681	69,488
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	7,477	6,371
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,263	1,071
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	17,704	15,015
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	5,529	4,662
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	23,218	19,673
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	1,580	1,338
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	30	28
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	320	299
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	471	440
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	368	343
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	367	341
Freddie Mac Pool #760012 3.923% 4/1/2045[1,3]	661	660
Freddie Mac Pool #760013 4.701% 4/1/2045[1,3]	366	369
Freddie Mac Pool #760014 3.404% 8/1/2045[1,3]	1,279	1,258
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,671	4,329
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,737	1,610
Freddie Mac Pool #760015 3.046% 1/1/2047[1,3]	2,154	2,064
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	603	551
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	681	623
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	893	823
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	650	600
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	604	558
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	599	552
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	497	459
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	445	411
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	339	313
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	269	249
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	169	156
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	157	145
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	6,095	5,807
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	216	199
Intermediate Bond Fund of America — Page 9 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	USD594	$566
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	533	508
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	274	261
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	335	309
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	197	182
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	170	157
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	893	850
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,288	1,257
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	657	642
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	459	447
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,963	1,810
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	13,642	12,565
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	582	536
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,706	4,346
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,659	4,303
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	4,207	3,744
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]	8,890	7,901
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	307	273
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	143	127
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	3,972	3,390
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	17,648	14,272
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]	8,184	6,684
Freddie Mac Pool #SD0554 2.50% 3/1/2051[1]	13,496	11,310
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	50,242	40,883
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	3,300	2,795
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	64	56
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	13,715	11,673
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]	5,528	4,698
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	66,566	58,973
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	67	59
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	4,394	3,576
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,100	1,690
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	5,874	4,922
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	3,779	3,211
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	3,688	3,139
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	139	122
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	840	676
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	11,164	9,480
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	13	12
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,626	2,231
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	858	690
Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	853	687
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	9,037	8,333
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	910	831
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,874	2,311
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,637	1,315
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	965	776
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	265	213
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	5,390	4,767
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	2,143	1,721
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	5,984	5,088
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	24,394	21,292
Freddie Mac Pool #SD4807 2.00% 6/1/2052[1]	1,111	894
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	12,231	10,684
Intermediate Bond Fund of America — Page 10 of 56

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE4613 4.00% 6/1/2052[1]	USD389	$365
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	78	73
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	9,165	8,818
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	7,800	6,809
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,241	4,911
Freddie Mac Pool #QE9425 4.50% 8/1/2052[1]	1,420	1,367
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	195	188
Freddie Mac Pool #QE7695 5.00% 8/1/2052[1]	15,802	15,543
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	55,799	52,257
Freddie Mac Pool #QE9448 4.50% 9/1/2052[1]	19,651	18,902
Freddie Mac Pool #QE8940 4.50% 9/1/2052[1]	12,343	11,869
Freddie Mac Pool #QF0616 4.50% 9/1/2052[1]	4,028	3,876
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	912	877
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	228	220
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	134	129
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	58,479	57,594
Freddie Mac Pool #QF1221 4.00% 10/1/2052[1]	1,158	1,086
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	1,330	1,279
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	88	85
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	13,468	13,261
Freddie Mac Pool #QF1573 5.50% 10/1/2052[1]	692	693
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	3,488	3,356
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	20,815	20,840
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	43,997	43,316
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	1,101	1,100
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	2,315	2,279
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	29,311	29,672
Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	3,632	3,399
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,041	975
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	9,382	9,394
Freddie Mac Pool #QF7073 5.50% 2/1/2053[1]	1,643	1,645
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	1,285	1,286
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	1,141	1,143
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	905	906
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	700	701
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	6,428	6,516
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	4,464	4,467
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	13,098	12,895
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	6,519	6,408
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	35,060	35,048
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	1,550	1,552
Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]	1,355	1,355
Freddie Mac Pool #QG0979 5.50% 4/1/2053[1]	1,263	1,263
Freddie Mac Pool #QG1387 5.50% 4/1/2053[1]	1,054	1,054
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	91	87
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	2,823	2,774
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	94,596	94,660
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	6,855	6,864
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	2,200	2,213
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	1,677	1,678
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	9,742	9,865
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	2,696	2,794
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	6,528	6,274
Freddie Mac Pool #QG5436 5.00% 6/1/2053[1]	26,521	26,125
Intermediate Bond Fund of America — Page 11 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	USD4,382	$4,305
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	64,902	64,927
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	1,196	1,200
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	1,100	1,100
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	877	878
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	31,763	32,155
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	9,075	9,251
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	8,602	8,758
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	5,821	5,893
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	4,178	4,307
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	667	676
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	6,588	6,800
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	5,935	6,090
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	5,411	5,612
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	5,352	5,554
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	3,828	3,977
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	2,881	2,985
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,024	2,079
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,573	1,652
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	437	429
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	2,373	2,374
Freddie Mac Pool #QG7218 6.00% 7/1/2053[1]	14,949	15,140
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	511	523
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	492	498
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	2,850	2,668
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	1,373	1,373
Freddie Mac Pool #SD3817 6.00% 9/1/2053[1]	18,051	18,273
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	2,933	2,970
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	244,430	250,853
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	8,607	8,605
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	43,080	43,637
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	58,653	60,077
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	123,205	121,017
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,451	3,451
Freddie Mac Pool #SD4703 6.00% 11/1/2053[1]	61,710	62,927
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	2,853	2,940
Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	1,039	835
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	12,747	12,906
Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	5,764	5,876
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	5,663	5,815
Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	3,338	3,444
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	2,209	2,269
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	868	813
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	657	657
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	32,842	33,277
Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	15,199	15,499
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	5,958	6,031
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	913	930
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	607	623
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	15,806	15,797
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	621	630
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	2,406	2,469
Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	1,588	1,526
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,819	2,831
Intermediate Bond Fund of America — Page 12 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	USD1,852	$1,853
Freddie Mac Pool #QI2281 6.00% 4/1/2054[1]	12,910	13,147
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	291	295
Freddie Mac Pool #QI4365 6.50% 4/1/2054[1]	6,700	6,878
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,540	5,717
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	388	396
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	223	226
Freddie Mac Pool #SD8433 6.50% 5/1/2054[1]	34,829	35,675
Freddie Mac Pool #SD5419 6.50% 5/1/2054[1]	21,766	22,398
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	8,170	8,031
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	1,958	1,963
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	901	905
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	5,490	5,577
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	3,804	3,881
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	83	84
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	33,492	34,359
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	8,510	8,782
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,970	5,138
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	4,254	4,357
Freddie Mac Pool #SD8466 4.00% 7/1/2054[1]	2,756	2,579
Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	1,332	1,246
Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	2,869	2,876
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	715	718
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	571	571
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	10,040	10,190
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	6,766	6,849
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	5,215	5,310
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	4,652	4,740
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	1,299	1,322
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	555	564
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	89,609	91,935
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	35,717	36,581
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	30,382	31,316
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	9,792	10,077
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	1,420	1,465
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	3,281	3,282
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	2,241	2,249
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	2,233	2,235
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	1,894	1,898
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	1,337	1,343
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	1,007	1,011
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	341	342
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	6,791	6,873
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	5,286	5,388
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	2,624	2,675
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	2,521	2,571
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,149	2,181
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	1,732	1,766
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	1,657	1,686
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	725	735
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	129,382	132,571
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	21,555	22,274
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,970	11,336
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	8,629	8,883
Intermediate Bond Fund of America — Page 13 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	USD5,945	$6,144
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	5,289	5,431
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,105	4,241
Freddie Mac Pool #QJ1576 6.50% 8/1/2054[1]	2,910	2,984
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,801	2,891
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	15,123	15,126
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	6,331	6,365
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	5,640	5,653
Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	2,875	2,885
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	2,179	2,178
Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	74,800	75,711
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	9,045	9,205
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[1]	6,762	6,882
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	5,045	5,144
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	4,754	4,846
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	4,306	4,398
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	2,804	2,845
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	94,601	97,548
Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	55,293	56,656
Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	34,552	35,648
Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	19,921	20,524
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	18,060	18,663
Freddie Mac Pool #SD6375 6.50% 9/1/2054[1]	16,162	16,661
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	9,053	9,355
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	4,824	4,953
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,573	3,687
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	3,169	3,257
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,920	1,973
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	1,766	1,813
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	486	500
Freddie Mac Pool #SD8467 4.50% 10/1/2054[1]	10,627	10,209
Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	1,160	1,165
Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	26,265	26,964
Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	5,702	5,842
Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	3,299	3,169
Freddie Mac Pool #RJ2850 4.50% 11/1/2054[1]	1,976	1,900
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	113	109
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	8,489	8,332
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	39,017	39,026
Freddie Mac Pool #RJ2913 5.50% 11/1/2054[1]	6,704	6,699
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	19,788	19,426
Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	1,100	1,081
Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	20,794	20,843
Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	8,670	8,664
Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[1,3]	19,834	20,449
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,875
Freddie Mac, Series T041, Class 3A, 4.351% 7/25/2032[1,3]	107	99
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	596	593
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[1,3]	4,786	4,770
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]	451	448
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]	20,769	20,545
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]	14,408	14,321
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	5,116	5,078
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]	1,000	985
Intermediate Bond Fund of America — Page 14 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]	USD1,000	$973
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1,3]	977	955
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	3,000	2,945
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	7,250	7,149
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	39,995	41,159
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	16,391	16,949
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	30,933	31,932
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	5,000	4,807
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,929
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	44,953	44,822
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	18,557	19,210
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	5,358	4,668
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	4,990	4,323
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	3,000	2,605
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	2,536	2,209
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	52	46
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]	226	204
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	142	130
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]	60	50
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	5,041	4,705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,128	4,463
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,029	903
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	5,308	4,872
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	5,089	4,724
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,434	4,637
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	5,224	4,682
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	2,734	2,458
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	15,628	14,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	6,719	5,991
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	7,063	6,281
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,440	2,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,404	2,137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	2,025	1,803
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	499	476
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	3,559	3,304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063[1]	18,756	15,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	11,859	10,509
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	806	776
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	10,904	10,488
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	26,536	24,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	15,139	14,128
Government National Mortgage Assn. 3.00% 12/1/2054[1,4]	15,275	13,539
Government National Mortgage Assn. 4.50% 12/1/2054[1,4]	5,970	5,761
Government National Mortgage Assn. 5.50% 12/1/2054[1,4]	128,247	128,379
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]	6	6
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	19,901	18,978
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	4	4
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[1]	39	33
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	49,507	40,767
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	26,502	22,671
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	6,511	5,472
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,872	4,084
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	6,082	5,111
Intermediate Bond Fund of America — Page 15 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	USD3,224	$2,707
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	5,907	4,964
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	623	533
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	4,605	3,938
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	12,287	10,901
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	2,759	2,524
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]	374	361
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	15,443	14,130
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	1,369	1,289
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	29,517	28,511
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,490	1,402
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	10,052	7,565
Uniform Mortgage-Backed Security 2.00% 12/1/2039[1,4]	9,550	8,566
Uniform Mortgage-Backed Security 2.50% 12/1/2039[1,4]	1,952	1,797
Uniform Mortgage-Backed Security 3.00% 12/1/2039[1,4]	1,421	1,338
Uniform Mortgage-Backed Security 4.00% 12/1/2039[1,4]	8,000	7,775
Uniform Mortgage-Backed Security 6.00% 12/1/2039[1,4]	68,817	70,232
Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]	7,998	7,372
Uniform Mortgage-Backed Security 2.50% 11/1/2054[1,4]	— [2]	— [2]
Uniform Mortgage-Backed Security 2.00% 12/1/2054[1,4]	7,136	5,718
Uniform Mortgage-Backed Security 2.50% 12/1/2054[1,4]	7,297	6,107
Uniform Mortgage-Backed Security 3.50% 12/1/2054[1,4]	60,128	54,508
Uniform Mortgage-Backed Security 4.00% 12/1/2054[1,4]	22,221	20,784
Uniform Mortgage-Backed Security 4.50% 12/1/2054[1,4]	40,673	39,060
Uniform Mortgage-Backed Security 5.00% 12/1/2054[1,4]	87,927	86,287
Uniform Mortgage-Backed Security 5.50% 12/1/2054[1,4]	96,087	95,984
Uniform Mortgage-Backed Security 6.00% 12/1/2054[1,4]	2,241	2,268
Uniform Mortgage-Backed Security 6.50% 12/1/2054[1,4]	415,634	425,549
Uniform Mortgage-Backed Security 7.00% 12/1/2054[1,4]	186,016	192,716
Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	4,171	3,346
Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	1,483	1,242
Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	22,621	20,514
		7,901,532
Commercial mortgage-backed securities 5.26%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,5]	2,972	2,799
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]	3,500	3,379
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	2,286	2,204
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.301% 7/15/2041[1,3,5]	3,580	3,597
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,3,5]	8,416	8,443
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	3,750	3,705
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class A5, 5.053% 9/15/2034[1]	536	541
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,3]	10,025	10,127
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	11,474	11,109
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]	1,490	1,437
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[1]	770	783
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[1,3]	2,661	2,761
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,3]	3,909	4,195
Bank Commercial Mortgage Trust, Series 2024-BNK47, Class A5, 5.716% 6/15/2057[1]	168	178
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	18,780	19,293
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[1]	2,360	2,449
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	18,088	18,819
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	2,509	2,609
Intermediate Bond Fund of America — Page 16 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[1,3]	USD6,956	$7,246
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[1,3]	3,272	3,410
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,814	8,872
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	7,587	6,974
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	2,157	1,899
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	17,496	17,308
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.528% 3/15/2037[1,3,5]	2,539	2,391
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[1,3]	560	549
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[1]	3,627	3,745
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[1,3]	2,300	2,466
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[1,3]	777	839
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[1]	1,497	1,597
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057[1]	900	932
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	4,180	4,024
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	4,103	3,965
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,3]	8,784	8,340
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,140	4,914
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	2,202	1,906
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	2,872	2,812
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	12,968	10,866
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[1]	2,500	2,084
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	2,000	1,672
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,500	1,249
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	15,918	13,630
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	10,274	8,656
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	2,319	2,105
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,3]	6,957	7,292
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[1]	3,974	4,165
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	1,650	1,514
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	15,676	16,086
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[1,3]	1,000	1,033
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[1]	1,058	1,072
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[1]	6,440	6,700
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	2,316	2,412
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.951% 3/15/2041[1,3,5]	8,368	8,384
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[1,3]	1,830	1,830
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[1]	1,328	1,401
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]	1,768	1,852
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[1,3]	2,661	2,824
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[1,3]	1,240	1,327
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	5,500	5,951
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[1,3]	3,648	3,788
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,3]	7,389	7,710
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.598% 3/15/2057[1,3]	800	838
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057[1]	560	594
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[1]	7,016	7,110
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[1,3]	600	622
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.53% 8/15/2041[1,3,5]	17,000	17,101
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.507% 4/15/2037[1,3,5]	45,015	45,300
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.724% 6/15/2027[1,3,5]	27,203	27,356
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.051% 4/15/2029[1,3,5]	11,862	11,893
Intermediate Bond Fund of America — Page 17 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.15% 5/15/2034[1,3,5]	USD6,194	$6,211
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.313% 9/15/2034[1,3,5]	38,283	38,085
BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 5.706% 5/15/2035[1,3,5]	1,684	1,684
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.424% 9/15/2036[1,3,5]	50,563	50,504
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.674% 9/15/2036[1,3,5]	5,089	5,067
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.623% 10/15/2036[1,3,5]	47,790	47,579
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.10% 4/15/2037[1,3,5]	11,237	11,253
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.394% 6/15/2038[1,3,5]	27,184	27,142
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.594% 6/15/2038[1,3,5]	5,368	5,356
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.824% 6/15/2038[1,3,5]	2,693	2,685
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.574% 11/15/2038[1,3,5]	19,836	19,808
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.599% 2/15/2039[1,3,5]	18,217	18,093
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.301% 8/15/2039[1,3,5]	24,248	24,357
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.06% 8/15/2039[1,3,5]	7,676	7,724
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,3,5]	21,869	21,854
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	9,331	8,902
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.50% 7/15/2041[1,3,5]	7,266	7,295
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.95% 7/15/2041[1,3,5]	3,787	3,803
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,3,5]	11,554	11,587
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	2,000	1,888
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	8,609	8,250
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,5]	14,000	14,567
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,5]	67,170	68,680
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	715	697
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,500	2,403
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	11,864	11,766
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	510	461
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	5,975	5,747
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	357	357
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	851	813
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.705% 11/18/2048[1,3]	138	134
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,330	2,253
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[1,3]	1,000	944
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	3,000	2,718
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	1,450	1,446
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,3,5]	11,000	11,351
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	9,316	9,622
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	150	145
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,5,6]	3,767	3,764
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,3,5]	9,159	9,264
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[1,3,5]	8,322	8,418
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.804% 7/15/2038[1,3,5]	24,035	24,067
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.104% 7/15/2038[1,3,5]	2,548	2,553
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	10,941	11,144
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	9,055	9,040
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	13,733	14,269
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.42% 8/15/2039[1,3,5]	18,000	18,077
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.301% 5/15/2041[1,3,5]	14,461	14,520
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[1,3,5]	1,548	1,534
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,3,5]	4,789	4,798
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	128	128
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,581	2,515
Intermediate Bond Fund of America — Page 18 of 56

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[1]	USD1,834	$1,819
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	4,830	4,602
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,809	1,578
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	2,975	2,481
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.056% 5/17/2038[1,3,5]	29,000	29,006
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]	795	773
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,3,5]	5,246	5,293
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	5,333	5,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	12,313	11,314
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	1,164	1,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	1,000	971
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	969
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 6.343% 11/15/2039[1,3,5]	3,223	3,227
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041[1,3,5]	11,473	11,357
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]	8,385	7,717
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.525% 4/15/2038[1,3,5]	5,675	5,670
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	1,500	1,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	14,000	13,939
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	1,000	974
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	400	388
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.746% 3/15/2049[1,3]	138	121
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.919% 4/15/2055[1,3]	420	387
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	1,385	1,482
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	10,751	10,023
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]	1,164	1,036
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.001% 5/15/2039[1,3,5]	5,663	5,650
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.874% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	13,300	12,872
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.224% 5/15/2038[1,3,5]	2,472	2,348
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.30% 7/15/2036[1,3,5]	12,480	12,461
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.455% 11/15/2038[1,3,5]	35,884	35,873
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.609% 1/15/2039[1,3,5]	38,092	37,925
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	522	520
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]	8,750	8,713
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	3,000	2,978
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]	2,779	2,750
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.205% 5/15/2048[1,3]	138	127
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	4,000	3,952
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	9,455	9,124
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,886
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	11,000	10,632
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[1,3]	1,850	1,737
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[1]	740	777
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]	1,000	936
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[1,3]	2,250	2,197
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	4,466	4,653
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[1,3]	7,100	7,418
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	8,400	8,311
Intermediate Bond Fund of America — Page 19 of 56

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,3]	USD1,690	$1,566
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,000	981
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	5,000	4,821
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.398% 11/15/2027[1,3,5]	19,755	19,888
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,3,5]	2,077	2,127
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,3,5]	891	921
		1,323,255
Collateralized mortgage-backed obligations (privately originated) 4.31%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,5,6]	5,246	5,237
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.437% 10/25/2035[1,3]	731	719
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	9,227	8,151
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	3,106	3,014
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	1,043	990
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	11,156	10,577
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,5,6]	14,062	13,464
ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[1,5,6]	7,579	7,270
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]	13,624	12,512
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	5,213	4,818
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	3,637	3,530
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	5,035	4,585
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]	2,054	1,979
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]	935	933
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]	13,322	13,259
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	15,613	15,490
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]	709	685
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,144
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,5,6]	4,983	5,050
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]	4,191	4,135
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,5]	3,941	3,872
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,3,5]	23,199	22,482
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	2,463	2,390
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,3,5]	11,162	9,971
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064[1,3,5]	4,724	4,222
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064[1,3,5]	4,405	3,974
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]	1,250	1,242
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	36,228	33,862
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[1,3,5]	7,562	7,398
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	1,441	1,326
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]	10,000	9,285
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,5,6]	10,497	10,542
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,420	1,255
Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.849% 7/25/2025[1,3]	1,006	1,025
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.834% 3/25/2042[1,3,5]	3,149	3,201
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.134% 12/25/2042[1,3,5]	9,541	9,816
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.034% 5/25/2043[1,3,5]	2,845	2,918
Intermediate Bond Fund of America — Page 20 of 56

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.625% 6/25/2043[1,3,5]	USD2,923	$2,961
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.784% 1/25/2044[1,3,5]	6,288	6,291
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.834% 2/25/2044[1,3,5]	5,729	5,733
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.834% 5/25/2044[1,3,5]	5,547	5,550
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.884% 9/25/2044[1,3,5]	7,917	7,928
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.334% 9/25/2044[1,3,5]	2,059	2,072
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	2,129	2,055
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]	1,017	967
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]	1,057	1,032
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	1,639	1,438
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]	9,219	9,170
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	48	49
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	63	66
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	70	71
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	55	56
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	2,366	2,275
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,3,5]	4,043	4,021
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	9,403	10,674
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	12,704	14,326
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	2,158	2,220
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	1,791	1,469
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]	15,405	13,163
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.549% 4/25/2028[1,3]	1,059	1,086
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.399% 7/25/2028[1,3]	7,682	7,971
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.499% 10/25/2028[1,3]	426	445
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.649% 7/25/2030[1,3]	2,972	3,021
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.534% 10/25/2041[1,3,5]	562	562
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 3.515%) 5.734% 1/25/2042[1,3,5]	2,413	2,413
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.034% 2/25/2042[1,3,5]	1,087	1,091
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.734% 4/25/2042[1,3,5]	1,448	1,466
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.934% 5/25/2042[1,3,5]	1,269	1,291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.684% 6/25/2042[1,3,5]	13,220	13,608
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.884% 9/25/2042[1,3,5]	1,103	1,117
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.084% 2/25/2044[1,3,5]	11,218	11,252
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.984% 5/25/2044[1,3,5]	19,900	19,938
Intermediate Bond Fund of America — Page 21 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.784% 10/25/2044[1,3,5]	USD6,385	$6,404
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.699% 2/25/2050[1,3,5]	1,374	1,385
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.734% 12/25/2050[1,3,5]	4,000	4,317
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	4,228	4,260
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	17,192	15,418
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,5,6]	11,404	11,043
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	16,655	15,707
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]	9,990	9,783
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]	2,451	2,311
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,6]	22,009	22,241
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,6]	15,915	15,882
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	15,726	15,604
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	15,305	15,293
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 5.25% 7/25/2067 (6.25% on 11/25/2025)[1,5,6]	11,665	11,635
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065[1,3,5]	937	899
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,5,6]	12,588	12,486
Mill City Mortgage Trust, Series 15-1, Class M3, 3.827% 6/25/2056[1,3,5]	1,753	1,730
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]	3,850	3,748
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/26/2058[1,3,5]	1,536	1,503
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]	199	192
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]	1,532	1,472
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]	8	8
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]	119	117
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]	3,865	3,745
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,5,6]	12,713	12,862
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]	551	521
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]	1,090	1,051
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]	34	33
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]	1,408	1,366
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]	1,232	1,209
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]	1,988	1,897
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]	3,204	3,047
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,5]	4,235	3,966
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.617% 3/25/2053[1,3,5]	8,156	8,042
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 5.452% 2/25/2060[1,3,5]	3,167	3,071
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,6]	9,111	9,159
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,6]	2,690	2,699
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,5,6]	8,259	8,285
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	7,784	7,837
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.623% 4/25/2053[1,3,5]	15,620	15,403
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,5,6]	5,670	5,619
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,5,6]	7,659	7,718
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	8,308	8,393
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,5,6]	11,760	11,890
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,5,6]	19,545	19,750
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,5,6]	7,592	7,553
Intermediate Bond Fund of America — Page 22 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,5,6]	USD15,747	$15,852
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.92% 11/25/2064 (6.61% on 11/1/2028)[1,5,6]	19,897	20,134
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,3,5]	1,639	1,650
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	9,057	7,940
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,5]	15,465	14,937
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,5]	5,871	5,604
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,568	1,508
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,5]	9,209	8,624
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,5]	911	852
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,5]	627	581
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,5]	13,491	12,409
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	1,810	1,799
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.359% 10/17/2041[1,3,5]	13,210	13,236
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.517% 2/25/2055[1,3,5]	7,070	6,885
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	684	681
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.013% 5/25/2055[1,3,5]	13,480	13,179
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.601% 8/25/2055[1,3,5]	5,800	5,230
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]	4,905	4,752
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,5]	2,030	2,007
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,5]	3,615	3,518
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.302% 2/25/2057[1,3,5]	212	221
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]	8,650	8,437
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]	668	647
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]	7,381	6,707
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.679% 6/25/2057[1,3,5]	2,600	2,283
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]	173	172
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]	6,209	6,044
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]	928	905
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]	10,335	9,739
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]	45	44
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	3,520	3,456
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]	3,851	3,717
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]	1,920	1,872
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]	3,435	3,006
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.702% 5/25/2058[1,3,5]	2,122	2,183
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]	7,245	6,784
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]	302	297
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.711% 12/25/2058[1,3,5]	3,213	3,094
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]	5,000	4,537
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]	2,285	2,067
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	7,713	6,929
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.772% 11/25/2060[1,3,5]	4,899	4,685
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]	17,671	16,874
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,3,5]	8,988	8,934
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]	3,232	2,961
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	20,377	19,477
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,5]	5,491	5,444
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,5]	6,931	6,924
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,5]	9,746	9,544
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,6]	5,423	5,432
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	1,574	1,579
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,5,6]	7,323	7,394
Intermediate Bond Fund of America — Page 23 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,5,6]	USD7,103	$7,161
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,5,6]	23,755	24,002
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	7,066	7,136
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028)[1,5,6]	6,552	6,550
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[1,5,6]	3,689	3,678
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,3,5]	9,079	9,073
		1,085,092
Total mortgage-backed obligations		10,309,879
U.S. Treasury bonds & notes 22.92% U.S. Treasury 22.11%
U.S. Treasury 4.625% 2/28/2025	47,535	47,545
U.S. Treasury 3.875% 4/30/2025	20,000	19,955
U.S. Treasury 4.25% 5/31/2025	73,154	73,093
U.S. Treasury 4.625% 6/30/2025	66,757	66,842
U.S. Treasury 4.75% 7/31/2025	5,413	5,424
U.S. Treasury 3.125% 8/15/2025	26,000	25,768
U.S. Treasury 0.25% 8/31/2025	5,500	5,333
U.S. Treasury 5.00% 8/31/2025	2,500	2,510
U.S. Treasury 3.00% 9/30/2025	33	33
U.S. Treasury 5.00% 9/30/2025	19,500	19,591
U.S. Treasury 0.25% 10/31/2025	8,000	7,707
U.S. Treasury 3.00% 10/31/2025	8	7
U.S. Treasury 5.00% 10/31/2025	7,504	7,545
U.S. Treasury 4.50% 11/15/2025	375	376
U.S. Treasury 0.375% 11/30/2025	14,500	13,941
U.S. Treasury 4.875% 11/30/2025	50,000	50,249
U.S. Treasury 0.375% 12/31/2025	25,000	23,963
U.S. Treasury 4.25% 12/31/2025	4,889	4,884
U.S. Treasury 4.25% 1/31/2026	305,000	304,744
U.S. Treasury 4.00% 2/15/2026	16,558	16,501
U.S. Treasury 0.50% 2/28/2026	45,000	42,943
U.S. Treasury 4.625% 2/28/2026	8,316	8,347
U.S. Treasury 4.50% 3/31/2026	267,750	268,461
U.S. Treasury 4.875% 4/30/2026	67,000	67,550
U.S. Treasury 0.875% 6/30/2026	33,040	31,354
U.S. Treasury 4.50% 7/15/2026	8,050	8,083
U.S. Treasury 4.375% 7/31/2026	787,750	789,535
U.S. Treasury 0.75% 8/31/2026	19,768	18,624
U.S. Treasury 3.50% 9/30/2026	131,000	129,383
U.S. Treasury 4.625% 10/15/2026	5,000	5,038
U.S. Treasury 4.125% 10/31/2026	77,637	77,531
U.S. Treasury 4.625% 11/15/2026	228	230
U.S. Treasury 4.375% 12/15/2026	65,000	65,235
U.S. Treasury 1.50% 1/31/2027	6,000	5,672
U.S. Treasury 2.375% 5/15/2027	11,300	10,838
U.S. Treasury 4.50% 5/15/2027	851	858
U.S. Treasury 2.625% 5/31/2027	140,000	135,004
U.S. Treasury 4.625% 6/15/2027	5,824	5,892
U.S. Treasury 4.375% 7/15/2027	6,523	6,562
U.S. Treasury 2.75% 7/31/2027	77,000	74,326
U.S. Treasury 3.75% 8/15/2027	216,500	214,432
U.S. Treasury 3.375% 9/15/2027	17,682	17,340
Intermediate Bond Fund of America — Page 24 of 56

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 9/30/2027	USD60,000	$60,013
U.S. Treasury 4.125% 10/31/2027	30,000	30,013
U.S. Treasury 2.25% 11/15/2027	56,000	53,110
U.S. Treasury 4.125% 11/15/2027	90,448	90,487
U.S. Treasury 3.875% 11/30/2027	40,000	39,731
U.S. Treasury 2.75% 2/15/2028	9,000	8,633
U.S. Treasury 1.125% 2/29/2028	8,000	7,277
U.S. Treasury 4.00% 2/29/2028	45,395	45,230
U.S. Treasury 3.625% 3/31/2028	10,965	10,799
U.S. Treasury 1.25% 5/31/2028	4,300	3,901
U.S. Treasury 3.625% 5/31/2028	10,661	10,492
U.S. Treasury 1.25% 6/30/2028	16,000	14,486
U.S. Treasury 1.00% 7/31/2028	— [2]	— [2]
U.S. Treasury 4.125% 7/31/2028[7]	200,000	200,031
U.S. Treasury 2.875% 8/15/2028	10,000	9,575
U.S. Treasury 1.125% 8/31/2028	58,000	52,026
U.S. Treasury 1.375% 10/31/2028	67,250	60,654
U.S. Treasury 4.375% 11/30/2028	13,194	13,322
U.S. Treasury 4.00% 1/31/2029	160	159
U.S. Treasury 2.625% 2/15/2029	50,000	47,160
U.S. Treasury 4.25% 2/28/2029	1,000,000	1,005,469
U.S. Treasury 4.50% 5/31/2029	293,100	297,954
U.S. Treasury 4.25% 6/30/2029	19,120	19,240
U.S. Treasury 4.125% 10/31/2029	210,794	211,148
U.S. Treasury 3.875% 12/31/2029	24,000	23,752
U.S. Treasury 4.00% 2/28/2030	73,321	72,957
U.S. Treasury 3.75% 5/31/2030	65,000	63,873
U.S. Treasury 4.00% 7/31/2030	3,963	3,940
U.S. Treasury 4.625% 9/30/2030	153,949	157,954
U.S. Treasury 4.875% 10/31/2030	58,803	61,109
U.S. Treasury 4.00% 1/31/2031	160	159
U.S. Treasury 4.25% 2/28/2031	2,355	2,371
U.S. Treasury 4.625% 4/30/2031	29,000	29,802
U.S. Treasury 1.625% 5/15/2031[7]	20,000	17,187
U.S. Treasury 4.25% 6/30/2031	60,000	60,415
U.S. Treasury 1.25% 8/15/2031	3,000	2,497
U.S. Treasury 4.125% 10/31/2031	12,341	12,337
U.S. Treasury 1.875% 2/15/2032	10,000	8,595
U.S. Treasury 4.125% 11/15/2032	687	686
U.S. Treasury 3.50% 2/15/2033	3,200	3,052
U.S. Treasury 4.375% 5/15/2034	5,679	5,758
U.S. Treasury 4.25% 11/15/2034	61,120	61,402
U.S. Treasury 4.50% 8/15/2039	850	866
U.S. Treasury 1.875% 2/15/2041[7]	479	338
U.S. Treasury 2.25% 5/15/2041	177	133
U.S. Treasury 3.25% 5/15/2042	214	183
U.S. Treasury 4.625% 5/15/2044	997	1,016
U.S. Treasury 1.875% 2/15/2051[7]	578	347
U.S. Treasury 2.375% 5/15/2051[7]	662	447
U.S. Treasury 4.25% 8/15/2054[7]	3,318	3,246
		5,564,581
Intermediate Bond Fund of America — Page 25 of 56

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.81%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	USD103,881	$103,424
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]	30,217	29,008
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	40,010	39,963
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]	30,697	24,732
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[8]	7,191	7,147
		204,274
Total U.S. Treasury bonds & notes		5,768,855
Corporate bonds, notes & loans 14.97% Financials 5.23%
AerCap Ireland Capital DAC 2.45% 10/29/2026	1,160	1,109
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]	15,000	15,313
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,6]	12,000	12,285
Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,633
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	5,934	6,019
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[6]	10,750	10,829
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[6]	625	642
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034)[6]	7,500	7,859
American International Group, Inc. 5.125% 3/27/2033	190	192
Aon Corp. 2.85% 5/28/2027	10,775	10,332
Aon Corp. 5.35% 2/28/2033	600	614
Aon North America, Inc. 5.15% 3/1/2029	20,550	20,888
Aon North America, Inc. 5.45% 3/1/2034	325	334
Banco Santander, SA 2.746% 5/28/2025	3,000	2,967
Banco Santander, SA 5.147% 8/18/2025	4,000	4,008
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	18,750	18,742
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	1,900	1,864
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]	5,795	5,796
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]	2,877	2,766
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	2,500	2,531
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[6]	20,366	18,635
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	6,000	5,078
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	25,706	21,837
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	1,732	1,827
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	275	283
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	10,000	10,088
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	16,664	16,856
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[6]	2,906	2,944
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[6]	11,440	11,673
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	5,325	4,801
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[5,6]	5,000	5,024
BPCE SA 1.625% 1/14/2025[5]	12,000	11,955
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	5,000	5,043
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	3,000	3,161
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	2,000	2,065
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,6]	9,619	9,791
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	2,185	2,366
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	4,232	4,361
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	18,871	19,323
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[6]	13,000	13,181
Intermediate Bond Fund of America — Page 26 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	USD235	$250
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	252	263
Charles Schwab Corp. (The) 1.15% 5/13/2026	1,675	1,596
Chubb INA Holdings, LLC 5.00% 3/15/2034	22,121	22,364
Citibank, NA 5.803% 9/29/2028	1,650	1,719
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	4,866	4,843
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	6,525	6,597
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[6]	9,800	9,652
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	22,569	19,954
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	8,347	7,217
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	6,613	5,634
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[6]	9,706	9,906
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	12,000	13,003
Corebridge Financial, Inc. 3.50% 4/4/2025	8,458	8,416
Corebridge Financial, Inc. 3.65% 4/5/2027	27,016	26,369
Corebridge Financial, Inc. 3.85% 4/5/2029	454	438
Corebridge Financial, Inc. 3.90% 4/5/2032	281	261
Crédit Agricole SA 4.375% 3/17/2025[5]	3,025	3,016
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,6]	7,500	7,509
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	13,473	12,804
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	1,600	1,673
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]	6,500	6,310
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,6]	10,000	10,080
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	12,150	11,573
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[6]	4,947	4,927
Fiserv, Inc. 3.20% 7/1/2026	13,500	13,197
Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,433	1,427
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	10,000	9,585
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	5,500	5,356
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	1,000	1,032
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[6]	14,443	14,325
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	8,197	6,892
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[6]	10,000	9,887
Guardian Life Global Funding 0.875% 12/10/2025[5]	14,000	13,488
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	6,150	6,121
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	13,875	13,817
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	8,144	8,679
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	3,299	2,985
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029)[6]	5,517	5,556
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	3,235	2,794
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	4,413	3,815
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,620	2,685
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	10,000	9,966
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	20,000	20,122
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	10,000	10,020
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[6]	9,905	9,849
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	4,843	4,928
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]	2,975	3,114
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	7,091	7,144
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	2,174	2,239
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[6]	29,694	29,439
Intermediate Bond Fund of America — Page 27 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[6]	USD1,728	$1,455
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	16,980	14,597
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	380	398
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	3,715	3,761
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[6]	500	496
KfW 0.375% 7/18/2025	20,670	20,150
KfW 5.125% 9/29/2025	10,813	10,871
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	3,150	3,007
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	7,510	7,637
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	6,550	6,626
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	8,000	7,779
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	5,700	5,705
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	16,435	16,467
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	4,800	4,824
Mastercard, Inc. 4.875% 3/9/2028	6,351	6,458
Mastercard, Inc. 4.35% 1/15/2032	10,000	9,829
Mastercard, Inc. 4.875% 5/9/2034	2,192	2,210
Mastercard, Inc. 4.55% 1/15/2035	1,576	1,543
Metropolitan Life Global Funding I 0.95% 7/2/2025[5]	31,676	31,009
Metropolitan Life Global Funding I 3.45% 12/18/2026[5]	1,650	1,616
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]	12,650	11,971
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]	9,400	9,383
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	7,340	7,332
Morgan Stanley 3.125% 7/27/2026	770	752
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	1,000	962
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	27,883	28,189
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[6]	7,280	7,335
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	786	868
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	10,248	10,751
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	24,167	24,528
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[6]	1,749	1,734
National Australia Bank, Ltd. 4.50% 10/26/2027	1,000	999
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]	20,000	19,035
New York Life Global Funding 2.00% 1/22/2025[5]	24,000	23,901
New York Life Global Funding 0.95% 6/24/2025[5]	3,368	3,298
New York Life Global Funding 0.85% 1/15/2026[5]	10,870	10,435
New York Life Global Funding 4.55% 1/28/2033[5]	1,347	1,321
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]	15,314	14,691
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]	800	800
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[6]	8,825	8,929
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	19,943	20,444
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	700	782
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	3,900	4,043
Royal Bank of Canada 4.875% 1/12/2026	15,000	15,067
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[6]	700	697
Royal Bank of Canada 5.00% 2/1/2033	2,237	2,250
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]	5,835	5,834
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,544
Swedbank AB 6.136% 9/12/2026[5]	15,000	15,341
Intermediate Bond Fund of America — Page 28 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[6]	USD15,514	$15,850
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	5,209	5,607
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	4,886	4,972
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	13,824	13,890
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	112	117
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]	20,000	20,154
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	1,119	1,115
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	3,184	3,299
UBS AG 7.95% 1/9/2025	15,000	15,041
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,6]	7,475	7,604
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[5,6]	600	615
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	2,483	2,089
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	18,673	18,603
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]	10,280	10,169
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	36,828	37,572
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	7,095	7,275
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	10,050	10,572
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	1,193	1,210
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[6]	158	144
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	3,293	2,953
Willis North America, Inc. 4.65% 6/15/2027	800	798
		1,317,154
Utilities 2.47%
AEP Transmission Co., LLC 5.15% 4/1/2034	12,050	12,195
Alabama Power Co. 3.75% 9/1/2027	5,000	4,914
Ameren Corp. 1.75% 3/15/2028	500	456
American Electric Power Co., Inc. 4.30% 12/1/2028	2,585	2,551
American Transmission Systems, Inc. 2.65% 1/15/2032[5]	5,125	4,436
Avangrid, Inc. 3.20% 4/15/2025	13,439	13,351
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	700	706
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,192
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,000	4,380
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	4,975	4,756
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[5]	7,150	7,008
CMS Energy Corp. 3.00% 5/15/2026	17,529	17,090
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,919	7,606
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,125	2,138
Consumers Energy Co. 3.80% 11/15/2028	9,225	8,982
Consumers Energy Co. 4.90% 2/15/2029	1,050	1,063
Consumers Energy Co. 4.70% 1/15/2030	3,209	3,228
Consumers Energy Co. 3.60% 8/15/2032	8,081	7,516
Consumers Energy Co. 4.625% 5/15/2033	200	198
DTE Energy Co. 4.95% 7/1/2027	6,525	6,569
DTE Energy Co. 5.10% 3/1/2029	450	455
Duke Energy Florida, LLC 1.75% 6/15/2030	16,616	14,268
Edison International 4.95% 4/15/2025	4,429	4,425
Edison International 5.25% 11/15/2028	5,475	5,538
Edison International 6.95% 11/15/2029	1,890	2,048
Edison International 5.25% 3/15/2032	2,410	2,437
Intermediate Bond Fund of America — Page 29 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Emera US Finance, LP 2.639% 6/15/2031	USD400	$345
Enel Finance International NV 2.125% 7/12/2028[5]	1,175	1,070
Entergy Corp. 0.90% 9/15/2025	6,025	5,841
Entergy Corp. 1.90% 6/15/2028	10,000	9,116
Entergy Louisiana, LLC 2.40% 10/1/2026	1,444	1,391
Entergy Louisiana, LLC 3.12% 9/1/2027	2,000	1,930
Entergy Louisiana, LLC 5.15% 9/15/2034	5,130	5,174
Eversource Energy 1.40% 8/15/2026	17,138	16,187
Eversource Energy 5.95% 2/1/2029	15,000	15,633
Eversource Energy 5.50% 1/1/2034	5,000	5,086
Eversource Energy 5.95% 7/15/2034	15,000	15,750
FirstEnergy Corp. 2.05% 3/1/2025	19,889	19,749
FirstEnergy Corp. 1.60% 1/15/2026	33,567	32,296
FirstEnergy Corp. 2.65% 3/1/2030	4,408	3,949
FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]	3,340	3,337
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	725	677
Florida Power & Light Co. 2.85% 4/1/2025	3,250	3,232
Florida Power & Light Co. 4.40% 5/15/2028	22,500	22,463
Florida Power & Light Co. 2.45% 2/3/2032	2,136	1,841
Florida Power & Light Co. 4.80% 5/15/2033	10,963	10,954
Florida Power & Light Co. 5.30% 6/15/2034	11,397	11,776
Georgia Power Co. 4.65% 5/16/2028	1,300	1,305
Georgia Power Co. 5.25% 3/15/2034	2,050	2,100
Jersey Central Power & Light Co. 4.30% 1/15/2026[5]	20,446	20,303
MidAmerican Energy Co. 3.65% 4/15/2029	738	711
Monongahela Power Co. 3.55% 5/15/2027[5]	5,500	5,349
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,275	1,279
Pacific Gas and Electric Co. 3.15% 1/1/2026	10,416	10,226
Pacific Gas and Electric Co. 2.95% 3/1/2026	3,039	2,969
Pacific Gas and Electric Co. 2.10% 8/1/2027	33,000	30,806
Pacific Gas and Electric Co. 3.30% 12/1/2027	344	329
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,600	7,154
Pacific Gas and Electric Co. 3.75% 7/1/2028	852	821
Pacific Gas and Electric Co. 4.65% 8/1/2028	3,500	3,477
Pacific Gas and Electric Co. 5.55% 5/15/2029	600	615
Pacific Gas and Electric Co. 2.50% 2/1/2031	22,672	19,647
Pacific Gas and Electric Co. 4.40% 3/1/2032	2,275	2,166
Pacific Gas and Electric Co. 5.90% 6/15/2032	5,000	5,227
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,039	5,324
Pacific Gas and Electric Co. 6.40% 6/15/2033	4,441	4,766
Pacific Gas and Electric Co. 5.80% 5/15/2034	5,289	5,501
PacifiCorp 2.70% 9/15/2030	8,899	7,925
PacifiCorp 5.30% 2/15/2031	23,800	24,413
PacifiCorp 5.45% 2/15/2034	13,358	13,652
Progress Energy, Inc. 7.00% 10/30/2031	840	948
Public Service Company of Colorado 1.875% 6/15/2031	4,811	4,050
Public Service Electric and Gas Co. 3.00% 5/15/2025	5,734	5,688
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,982	4,501
Public Service Electric and Gas Co. 1.90% 8/15/2031	866	727
San Diego Gas & Electric Co. 4.95% 8/15/2028	5,000	5,064
Southern California Edison Co. 4.40% 9/6/2026	10,000	9,972
Southern California Edison Co. 1.20% 2/1/2026	2,651	2,547
Southern California Edison Co. 3.65% 3/1/2028	13,341	12,962
Southern California Edison Co. 5.65% 10/1/2028	1,775	1,836
Intermediate Bond Fund of America — Page 30 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.85% 8/1/2029	USD7,486	$6,910
Southern California Edison Co. 2.25% 6/1/2030	6,106	5,384
Southern California Edison Co. 2.50% 6/1/2031	12,000	10,482
Southern California Edison Co. 5.45% 6/1/2031	5,109	5,279
Southern California Edison Co. 2.75% 2/1/2032	14,477	12,674
Southern California Edison Co. 5.20% 6/1/2034	325	329
WEC Energy Group, Inc. 5.60% 9/12/2026	10,050	10,209
WEC Energy Group, Inc. 5.15% 10/1/2027	7,833	7,962
Wisconsin Electric Power Co. 1.70% 6/15/2028	1,500	1,371
Xcel Energy, Inc. 2.60% 12/1/2029	3	3
Xcel Energy, Inc. 3.40% 6/1/2030	5,115	4,754
Xcel Energy, Inc. 4.60% 6/1/2032	818	796
Xcel Energy, Inc. 5.45% 8/15/2033	3,192	3,249
Xcel Energy, Inc. 5.50% 3/15/2034	800	818
		621,883
Health care 2.24%
AbbVie, Inc. 3.80% 3/15/2025	21,883	21,823
AbbVie, Inc. 2.95% 11/21/2026	1,609	1,563
AbbVie, Inc. 4.80% 3/15/2029	30,000	30,271
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,291
AbbVie, Inc. 4.95% 3/15/2031	21,965	22,245
AbbVie, Inc. 5.05% 3/15/2034	28,600	28,974
Amgen, Inc. 5.25% 3/2/2025	10,000	10,008
Amgen, Inc. 5.15% 3/2/2028	11,195	11,365
Amgen, Inc. 3.00% 2/22/2029	16,261	15,255
Amgen, Inc. 4.05% 8/18/2029	10,000	9,734
Amgen, Inc. 5.25% 3/2/2030	5,891	6,025
Amgen, Inc. 5.25% 3/2/2033	2,300	2,338
Baxter International, Inc. 1.915% 2/1/2027	1,000	942
Baxter International, Inc. 2.539% 2/1/2032	675	576
Becton, Dickinson and Co. 4.874% 2/8/2029	11,000	11,087
Becton, Dickinson and Co. 5.081% 6/7/2029	4,330	4,396
Becton, Dickinson and Co. 5.11% 2/8/2034	400	403
Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,810
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,100	1,116
Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,725	4,829
Bristol-Myers Squibb Co. 2.95% 3/15/2032	869	774
Bristol-Myers Squibb Co. 5.20% 2/22/2034	27,044	27,695
Centene Corp. 2.45% 7/15/2028	6,905	6,249
Centene Corp. 2.50% 3/1/2031	9,520	7,999
Cigna Group (The) 1.25% 3/15/2026	5,419	5,188
Cigna Group (The) 5.00% 5/15/2029	8,975	9,076
Cigna Group (The) 5.125% 5/15/2031	650	657
CVS Health Corp. 3.625% 4/1/2027	5,440	5,301
CVS Health Corp. 1.30% 8/21/2027	16,000	14,576
CVS Health Corp. 5.40% 6/1/2029	9,490	9,653
CVS Health Corp. 5.25% 1/30/2031	4,880	4,893
CVS Health Corp. 1.875% 2/28/2031	3,295	2,710
CVS Health Corp. 5.55% 6/1/2031	16,780	17,058
CVS Health Corp. 5.70% 6/1/2034	1,000	1,020
Elevance Health, Inc. 2.375% 1/15/2025	33,250	33,145
Elevance Health, Inc. 4.90% 2/8/2026	6,009	6,009
Elevance Health, Inc. 4.75% 2/15/2030	1,052	1,053
Intermediate Bond Fund of America — Page 31 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Elevance Health, Inc. 5.20% 2/15/2035	USD3,729	$3,750
EMD Finance, LLC 3.25% 3/19/2025[5]	21,792	21,687
Gilead Sciences, Inc. 5.25% 10/15/2033	2,050	2,104
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	3,025	3,012
HCA, Inc. 3.125% 3/15/2027	15,875	15,294
HCA, Inc. 3.375% 3/15/2029	3,459	3,251
HCA, Inc. 2.375% 7/15/2031	3,023	2,553
Humana, Inc. 5.375% 4/15/2031	27,186	27,478
Laboratory Corp. of America Holdings 4.35% 4/1/2030	3,575	3,487
Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,473	1,432
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,917	6,891
Merck & Co., Inc. 2.75% 2/10/2025	1,083	1,079
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	9,000	8,982
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,500	1,485
Roche Holdings, Inc. 4.203% 9/9/2029[5]	12,793	12,653
Roche Holdings, Inc. 2.076% 12/13/2031[5]	800	678
Roche Holdings, Inc. 4.985% 3/8/2034[5]	500	505
Roche Holdings, Inc. 4.592% 9/9/2034[5]	2,764	2,719
Solventum Corp. 5.40% 3/1/2029[5]	10,000	10,144
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,450
UnitedHealth Group, Inc. 1.15% 5/15/2026	13,937	13,291
UnitedHealth Group, Inc. 4.00% 5/15/2029	6,500	6,369
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	11,809
UnitedHealth Group, Inc. 4.90% 4/15/2031	650	659
UnitedHealth Group, Inc. 4.95% 1/15/2032	31,705	32,024
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,970
UnitedHealth Group, Inc. 5.15% 7/15/2034	750	764
Zoetis, Inc. 5.40% 11/14/2025	18,650	18,766
		563,393
Consumer discretionary 1.23%
Amazon.com, Inc. 1.20% 6/3/2027	625	580
Amazon.com, Inc. 1.65% 5/12/2028	650	595
American Honda Finance Corp. 1.20% 7/8/2025	15,273	14,963
American Honda Finance Corp. 1.00% 9/10/2025	13,000	12,641
American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,089
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	650	649
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	3,343	3,356
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]	8,975	8,498
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]	5,691	5,721
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	2,625	2,565
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	11,271	11,530
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	6,525	5,964
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	7,195	7,287
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	628	640
Ford Motor Co. 3.25% 2/12/2032	3,305	2,821
Ford Motor Co. 6.10% 8/19/2032	3,695	3,772
Ford Motor Credit Co., LLC 3.375% 11/13/2025	655	644
Ford Motor Credit Co., LLC 6.95% 3/6/2026	3,630	3,699
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,590	2,652
Ford Motor Credit Co., LLC 2.70% 8/10/2026	455	436
Ford Motor Credit Co., LLC 4.271% 1/9/2027	470	462
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,181
Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,943
Intermediate Bond Fund of America — Page 32 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.125% 8/17/2027	USD2,275	$2,211
Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	737
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,920
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	604
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,441
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,600
Ford Motor Credit Co., LLC 5.80% 3/8/2029	15,000	15,155
Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	412
Ford Motor Credit Co., LLC 3.625% 6/17/2031	200	177
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,721	2,927
General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,537
General Motors Financial Co., Inc. 4.90% 10/6/2029	12,606	12,559
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,252	2,253
Home Depot, Inc. 4.75% 6/25/2029	633	640
Home Depot, Inc. 4.85% 6/25/2031	3,506	3,548
Home Depot, Inc. 4.95% 6/25/2034	1,572	1,588
Hyundai Capital America 1.80% 10/15/2025[5]	7,423	7,225
Hyundai Capital America 1.50% 6/15/2026[5]	20,850	19,823
Hyundai Capital America 5.45% 6/24/2026[5]	6,226	6,281
Hyundai Capital America 5.275% 6/24/2027[5]	10,000	10,117
Hyundai Capital America 2.375% 10/15/2027[5]	745	697
Hyundai Capital America 6.50% 1/16/2029[5]	2,835	2,998
Hyundai Capital America 5.30% 6/24/2029[5]	2,733	2,773
Hyundai Capital America 4.75% 9/26/2031[5]	13,000	12,785
Marriott International, Inc. 4.90% 4/15/2029	2,798	2,820
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[5]	9,800	9,416
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,432
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	4,050	3,781
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	5,000	5,080
Toyota Motor Credit Corp. 4.45% 5/18/2026	12,765	12,767
Toyota Motor Credit Corp. 1.125% 6/18/2026	1,770	1,685
Toyota Motor Credit Corp. 1.90% 1/13/2027	3,075	2,920
Toyota Motor Credit Corp. 1.90% 4/6/2028	6,400	5,895
		308,492
Consumer staples 0.86%
7-Eleven, Inc. 0.95% 2/10/2026[5]	2,670	2,547
Altria Group, Inc. 2.35% 5/6/2025	3,446	3,409
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,683
Altria Group, Inc. 2.45% 2/4/2032	444	373
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	11,000	11,113
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	400	407
BAT Capital Corp. 3.215% 9/6/2026	14,161	13,795
BAT Capital Corp. 6.343% 8/2/2030	4,369	4,646
BAT Capital Corp. 5.834% 2/20/2031	650	677
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,588
BAT International Finance PLC 5.931% 2/2/2029	12,406	12,906
Campbell’s Co. (The) 5.20% 3/21/2029	5,885	5,987
Campbell’s Co. (The) 5.40% 3/21/2034	262	267
Campbell’s Co. (The) 4.75% 3/23/2035	6,546	6,330
Coca-Cola Co. 1.00% 3/15/2028	3,165	2,859
Conagra Brands, Inc. 1.375% 11/1/2027	11,475	10,457
Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,448
Constellation Brands, Inc. 4.80% 1/15/2029	555	557
Intermediate Bond Fund of America — Page 33 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.75% 5/9/2032	USD122	$121
Constellation Brands, Inc. 4.90% 5/1/2033	245	242
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,657	4,877
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,663
Kroger Co. 5.00% 9/15/2034	7,435	7,394
Philip Morris International, Inc. 1.50% 5/1/2025	12,728	12,561
Philip Morris International, Inc. 5.00% 11/17/2025	1,300	1,306
Philip Morris International, Inc. 5.125% 11/17/2027	19,946	20,267
Philip Morris International, Inc. 4.625% 11/1/2029	18,773	18,724
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,177
Philip Morris International, Inc. 5.125% 2/13/2031	11,166	11,357
Philip Morris International, Inc. 4.75% 11/1/2031	3,957	3,931
Philip Morris International, Inc. 5.75% 11/17/2032	281	295
Philip Morris International, Inc. 5.375% 2/15/2033	300	307
Philip Morris International, Inc. 5.625% 9/7/2033	400	417
Philip Morris International, Inc. 5.25% 2/13/2034	211	214
Philip Morris International, Inc. 4.90% 11/1/2034	5,185	5,121
Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,245
Procter & Gamble Co. 1.00% 4/23/2026	3,055	2,928
Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,468
Procter & Gamble Co. 1.20% 10/29/2030	1,000	836
Procter & Gamble Co. 4.55% 10/24/2034	275	276
		216,776
Industrials 0.80%
BAE Systems PLC 5.125% 3/26/2029[5]	750	760
BAE Systems PLC 5.25% 3/26/2031[5]	5,131	5,237
BAE Systems PLC 5.30% 3/26/2034[5]	500	511
Boeing Co. (The) 2.75% 2/1/2026	20,292	19,745
Boeing Co. (The) 2.196% 2/4/2026	22,066	21,330
Boeing Co. (The) 6.259% 5/1/2027[5]	738	757
Boeing Co. (The) 3.25% 2/1/2028	9,350	8,841
Boeing Co. (The) 6.298% 5/1/2029[5]	2,852	2,972
Boeing Co. (The) 5.15% 5/1/2030	3,959	3,943
Boeing Co. (The) 3.625% 2/1/2031	274	250
Boeing Co. (The) 6.388% 5/1/2031[5]	7,139	7,523
Boeing Co. (The) 6.528% 5/1/2034[5]	156	166
Canadian National Railway Co. 4.375% 9/18/2034	1,062	1,025
Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,255
Carrier Global Corp. 2.722% 2/15/2030	684	619
General Dynamics Corp. 1.15% 6/1/2026	10,000	9,548
Honeywell International, Inc. 5.00% 3/1/2035	500	504
Ingersoll-Rand, Inc. 5.176% 6/15/2029	8,848	9,003
L3Harris Technologies, Inc. 5.40% 1/15/2027	10,000	10,168
L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,258
Lockheed Martin Corp. 4.95% 10/15/2025	11,100	11,143
Lockheed Martin Corp. 5.10% 11/15/2027	8,561	8,732
Lockheed Martin Corp. 4.45% 5/15/2028	6,968	6,983
Lockheed Martin Corp. 5.25% 1/15/2033	337	348
Lockheed Martin Corp. 4.80% 8/15/2034	353	351
Masco Corp. 1.50% 2/15/2028	4,158	3,778
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,375
Northrop Grumman Corp. 4.70% 3/15/2033	6,652	6,577
RTX Corp. 5.00% 2/27/2026	4,046	4,065
Intermediate Bond Fund of America — Page 34 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 5.75% 11/8/2026	USD10,000	$10,201
RTX Corp. 1.90% 9/1/2031	788	657
RTX Corp. 2.375% 3/15/2032	425	360
RTX Corp. 6.10% 3/15/2034	500	538
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[5]	4,172	4,007
Union Pacific Corp. 2.375% 5/20/2031	382	335
Union Pacific Corp. 2.80% 2/14/2032	537	477
Veralto Corp. 5.35% 9/18/2028	10,000	10,218
Waste Management, Inc. 4.875% 2/15/2029	10,000	10,149
Waste Management, Inc. 4.625% 2/15/2030	400	401
Waste Management, Inc. 4.95% 3/15/2035	262	263
		202,373
Energy 0.56%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,006	2,865
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,808
Chevron Corp. 1.554% 5/11/2025	10,000	9,867
Chevron Corp. 1.995% 5/11/2027	5,213	4,939
Chevron USA, Inc. 0.687% 8/12/2025	3,543	3,447
Chevron USA, Inc. 1.018% 8/12/2027	2,992	2,745
ConocoPhillips Co. 4.70% 1/15/2030	15,950	15,988
ConocoPhillips Co. 4.85% 1/15/2032	17,450	17,510
ConocoPhillips Co. 5.05% 9/15/2033	315	320
Diamondback Energy, Inc. 5.15% 1/30/2030	8,462	8,566
Diamondback Energy, Inc. 5.40% 4/18/2034	203	205
Energy Transfer, LP 6.10% 12/1/2028	13,150	13,784
Eni SpA 5.50% 5/15/2034[5]	5,093	5,175
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,361	8,408
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,386	1,379
Exxon Mobil Corp. 2.992% 3/19/2025	5,000	4,976
Exxon Mobil Corp. 2.61% 10/15/2030	5,000	4,510
Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,082
Occidental Petroleum Corp. 5.55% 10/1/2034	3,075	3,060
ONEOK, Inc. 5.55% 11/1/2026	5,705	5,782
Pioneer Natural Resources Co. 1.125% 1/15/2026	6,015	5,794
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]	1,920	1,864
Saudi Arabian Oil Co. 5.25% 7/17/2034[5]	1,310	1,322
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	4,813	4,777
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[5]	1,437	1,437
TotalEnergies Capital International SA 2.434% 1/10/2025	3,735	3,723
TotalEnergies Capital SA 5.15% 4/5/2034	288	292
TotalEnergies Capital SA 4.724% 9/10/2034	2,501	2,470
		141,095
Information technology 0.55%
Accenture Capital, Inc. 4.05% 10/4/2029	10,120	9,946
Accenture Capital, Inc. 4.25% 10/4/2031	9,531	9,326
Accenture Capital, Inc. 4.50% 10/4/2034	682	663
Amphenol Corp. 5.00% 1/15/2035	2,813	2,812
Analog Devices, Inc. 1.70% 10/1/2028	2,583	2,337
Analog Devices, Inc. 5.05% 4/1/2034	3,254	3,310
Broadcom, Inc. 3.15% 11/15/2025	1,650	1,626
Broadcom, Inc. 1.95% 2/15/2028[5]	2,435	2,239
Broadcom, Inc. 4.15% 2/15/2028	10,090	9,950
Intermediate Bond Fund of America — Page 35 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 4.35% 2/15/2030	USD4,350	$4,265
Broadcom, Inc. 5.15% 11/15/2031	13,562	13,779
Broadcom, Inc. 4.55% 2/15/2032	9,651	9,449
Broadcom, Inc. 4.80% 10/15/2034	1,030	1,008
Cisco Systems, Inc. 4.95% 2/26/2031	4,854	4,945
Cisco Systems, Inc. 5.05% 2/26/2034	7,890	8,048
Intel Corp. 4.875% 2/10/2026	10,000	10,018
Intuit, Inc. 0.95% 7/15/2025	1,455	1,422
Intuit, Inc. 1.35% 7/15/2027	1,325	1,227
Microchip Technology, Inc. 5.05% 3/15/2029	33,300	33,486
ServiceNow, Inc. 1.40% 9/1/2030	403	339
Texas Instruments, Inc. 4.60% 2/8/2029	7,100	7,153
Texas Instruments, Inc. 4.85% 2/8/2034	2,084	2,107
		139,455
Communication services 0.55%
AT&T, Inc. 1.70% 3/25/2026	2,567	2,471
AT&T, Inc. 2.30% 6/1/2027	550	520
AT&T, Inc. 4.35% 3/1/2029	2,500	2,474
AT&T, Inc. 2.55% 12/1/2033	3,781	3,117
Charter Communications Operating, LLC 2.30% 2/1/2032	1,000	808
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,149
Comcast Corp. 2.65% 2/1/2030	1,000	907
Comcast Corp. 5.30% 6/1/2034	12,053	12,371
Meta Platforms, Inc. 4.30% 8/15/2029	4,980	4,962
Meta Platforms, Inc. 4.75% 8/15/2034	7,479	7,480
Netflix, Inc. 5.375% 11/15/2029[5]	1,480	1,524
Netflix, Inc. 4.90% 8/15/2034	1,158	1,166
SBA Tower Trust 1.631% 11/15/2026[5]	13,740	12,846
T-Mobile USA, Inc. 3.50% 4/15/2025	19,675	19,573
T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	7,218
T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	28,416
T-Mobile USA, Inc. 2.05% 2/15/2028	950	877
T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,011
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,377
T-Mobile USA, Inc. 2.55% 2/15/2031	1,055	922
T-Mobile USA, Inc. 2.875% 2/15/2031	500	444
T-Mobile USA, Inc. 5.75% 1/15/2034	400	420
Verizon Communications, Inc. 1.75% 1/20/2031	1,000	837
Verizon Communications, Inc. 2.55% 3/21/2031	7,802	6,824
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,458	7,427
		138,141
Real estate 0.30%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,069
American Tower Corp. 1.45% 9/15/2026	3,385	3,195
Boston Properties, LP 2.45% 10/1/2033	700	550
Boston Properties, LP 6.50% 1/15/2034	7,010	7,498
Boston Properties, LP 5.75% 1/15/2035	3,050	3,061
COPT Defense Properties, LP 2.00% 1/15/2029	445	394
Crown Castle, Inc. 5.00% 1/11/2028	9,748	9,815
Crown Castle, Inc. 5.80% 3/1/2034	450	468
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	400	410
Equinix, Inc. 1.25% 7/15/2025	1,850	1,810
Intermediate Bond Fund of America — Page 36 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 2.00% 5/15/2028	USD4,630	$4,239
Kilroy Realty, LP 6.25% 1/15/2036	2,096	2,136
Prologis, LP 4.875% 6/15/2028	9,286	9,408
Prologis, LP 5.00% 3/15/2034	305	306
Prologis, LP 5.00% 1/31/2035	7,480	7,483
Public Storage Operating Co. (USD-SOFR Index + 0.70%) 5.954% 4/16/2027[3]	12,055	12,115
Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,445
Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,763
Scentre Group Trust 1 3.25% 10/28/2025[5]	1,360	1,340
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,808
		75,313
Materials 0.18%
Anglo American Capital PLC 5.375% 4/1/2025[5]	10,000	10,010
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,796
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	150	154
Celanese US Holdings, LLC 6.05% 3/15/2025	812	813
Celanese US Holdings, LLC 6.165% 7/15/2027	3,000	3,062
Celanese US Holdings, LLC 6.33% 7/15/2029	2,500	2,585
Celanese US Holdings, LLC 6.95% 11/15/2033	231	247
Dow Chemical Co. (The) 5.15% 2/15/2034	10,146	10,189
EIDP, Inc. 4.50% 5/15/2026	8,125	8,127
LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,192
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	1,033
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,131
		44,339
Total corporate bonds, notes & loans		3,768,414
Asset-backed obligations 14.90%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.919% 10/20/2031[1,3,5]	531	532
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	133	133
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[1,5]	1,843	1,844
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[1,5]	1,643	1,645
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[1,5]	982	984
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	456	452
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	4,990	5,000
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,5]	12,804	12,757
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,5]	3,657	3,706
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	933	936
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,5]	20,400	20,544
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	12,922	13,013
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,5]	6,123	6,145
Affirm, Inc., Series 2024-X2, Class A, 5.24% 12/17/2029[1,5]	13,969	14,016
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[1,3,5]	13,927	14,016
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[1,3,5]	8,528	8,534
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.147% 1/19/2033[1,3,5]	2,500	2,515
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[1,5]	6,982	7,008
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,5]	6,779	6,805
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,5]	17,104	17,180
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,5]	8,877	8,878
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[1,5]	7,059	7,126
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,5]	1,368	1,367
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,5]	14,735	14,859
Intermediate Bond Fund of America — Page 37 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,5]	USD2,489	$2,511
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,5]	1,025	1,023
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]	10,041	9,986
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	18,275	18,122
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	4,022	3,991
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.883% 5/26/2031[1,3,5]	885	886
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	2,321	2,324
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[1]	7,388	7,427
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	7,946	8,029
Apidos CLO, Ltd., Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 5.889% 4/20/2031[1,3,5]	528	529
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[1,3,5]	9,373	9,379
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.377% 1/20/2036[1,3,5]	750	754
ARES CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.486% 10/17/2030[1,3,5]	4,000	4,006
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,5]	8,537	8,600
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,5]	1,197	1,220
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,5]	33,686	33,475
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	15,377	15,186
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	16,719	16,265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	692	676
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	7,683	7,803
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	26,765	27,318
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,5]	16,901	17,100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,5]	13,000	13,276
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	18,450	19,051
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,5]	5,340	5,552
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,5]	5,598	5,715
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,5]	3,212	3,252
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,5]	15,745	15,892
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[1,3,5]	20,000	20,026
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.606% 4/25/2036[1,3,5]	1,143	1,148
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028[1]	7,806	7,887
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[1]	14,833	15,019
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	4,253	4,221
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	2,404	2,336
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	499	496
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]	906	902
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 6.197% 5/17/2031[1,3,5]	1,604	1,605
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.117% 3/13/2037[1,3,5]	2,400	2,425
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 1/20/2031[1,3,5]	330	330
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[1,3,5]	17,759	17,782
Benefit Street Partners CLO, Ltd., Series 2019-19, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.756% 1/15/2033[1,3,5]	3,000	3,006
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.451% 4/30/2031[1,3,5]	800	801
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[1,3,5]	9,873	9,969
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2035[1,3,5]	2,000	2,006
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,5]	3,205	3,209
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]	1,117	1,118
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[1]	3,672	3,722
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,5]	5,463	5,521
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,5]	2,926	2,947
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[1]	2,700	2,706
Intermediate Bond Fund of America — Page 38 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]	USD8,562	$8,564
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	10,536	10,607
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	6,237	6,260
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[1]	8,906	8,956
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[1]	16,000	16,154
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	3,188	3,209
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[1]	5,217	5,216
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	4,696	4,759
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	2,892	2,947
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,5]	1,549	1,534
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.268% 4/15/2034[1,3,5]	923	925
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,5]	14,201	14,326
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD CME Term SOFR + 1.212%) 5.728% 8/14/2030[1,3,5]	60	60
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.881% 4/30/2031[1,3,5]	243	243
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	1,448	1,449
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[1]	9,581	9,630
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	4,322	4,358
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029[1]	8,980	9,128
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[1]	15,788	15,927
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030[1]	2,473	2,501
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	6,275	6,311
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	1,993	2,034
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	3,022	3,089
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[1,5]	8,233	8,271
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	1,699	1,710
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	2,047	2,071
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	85	81
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[1]	1,545	1,565
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	564	576
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030[1,5]	1,900	1,888
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030[1,5]	1,942	1,925
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	11,335	10,224
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	1,426	1,343
Cathedral Lake, Ltd., CLO, Series 2021-8, Class C, (3-month USD CME Term SOFR + 2.882%) 7.499% 1/20/2035[1,3,5]	1,100	1,104
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[1,5]	5,726	5,758
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[1,3,5]	1,681	1,681
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.406% 10/15/2034[1,3,5]	4,000	4,026
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.056% 3/22/2035[1,3,5]	2,000	2,005
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	47,336	46,051
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	6,966	6,253
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	38,170	35,988
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	43,629	43,618
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	11,395	11,381
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[1,5]	8,677	8,717
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[1,5]	10,870	10,911
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[1,5]	8,066	8,105
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[1,5]	3,337	3,330
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,5]	7,207	7,288
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[1,5]	9,314	9,483
Intermediate Bond Fund of America — Page 39 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[1,5]	USD9,042	$9,116
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[1,5]	9,936	10,072
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[1,5]	1,303	1,325
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,5]	3,470	3,420
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[1]	14,965	15,036
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	2,961	3,003
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[1]	10,715	10,791
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	7,369	7,465
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	10,093	10,314
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,5]	1,714	1,707
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,5]	2,313	2,286
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	2,808	2,579
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]	6,514	5,979
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	1,712	1,577
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]	3,188	2,891
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,5]	3,325	3,022
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,5]	2,818	2,831
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	11,163	11,225
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	9,158	9,311
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,5]	9,827	9,926
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 7.468% 10/15/2029[1,3,5]	400	401
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]	2,691	2,693
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]	442	442
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,5]	9,182	9,233
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	1,768	1,780
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,5]	5,254	5,259
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,5]	4,845	4,899
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[1,5]	1,840	1,835
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	6,529	6,551
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,5]	1,492	1,505
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,5]	238	242
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,5]	8,843	8,918
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,5]	4,782	4,842
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	13,757	13,797
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	6,575	6,665
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[1,5]	16,000	16,172
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[1,5]	4,877	4,884
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030[1,5]	1,025	1,026
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,5]	4,107	4,131
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,5]	1,963	1,998
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	15,623	15,642
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,008	6,031
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	16,952	16,893
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	4,283	4,314
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[1]	4,455	4,429
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	7,615	7,679
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[1]	4,359	4,333
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,5]	280	280
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	1,202	1,203
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]	8,085	8,070
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	7,442	7,474
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[1,3,5]	3,087	3,088
Intermediate Bond Fund of America — Page 40 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.018% 1/15/2031[1,3,5]	USD2,596	$2,599
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	1,990	1,819
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,5]	3,601	3,633
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,5]	6,934	6,980
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,5]	7,203	7,206
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]	2,090	2,082
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	1,939	1,934
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]	7,644	7,695
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,5]	3,045	3,088
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[1]	4,238	4,241
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72% 4/15/2027[1]	850	850
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	7,530	7,548
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	2,192	2,197
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	2,662	2,667
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	4,525	4,539
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[1]	4,299	4,328
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	6,798	6,835
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	458	464
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	8,232	8,272
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	416	426
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	7,369	7,479
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	2,286	2,326
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	7,450	7,553
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	5,680	5,739
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	4,613	4,675
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	7,104	7,148
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	8,022	8,153
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	6,751	6,840
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	18,864	18,327
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	2,750	2,769
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	4,486	4,534
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	474	482
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	320	329
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	8,063	8,101
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	1,874	1,887
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	7,417	7,335
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	14,819	14,738
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[1,5]	3,970	3,849
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]	6,591	6,309
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	8,653	8,742
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]	38,713	39,732
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,5]	11,520	11,457
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 6.032% 10/18/2033[1,3,5]	3,938	3,938
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.232% 10/18/2033[1,3,5]	3,000	3,006
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 6.876% 4/23/2036[1,3,5]	2,000	2,011
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.626% 4/23/2036[1,3,5]	984	990
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 5.888% 10/15/2030[1,3,5]	577	577
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	7,008	6,503
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]	961	888
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	8,009	7,260
Intermediate Bond Fund of America — Page 41 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	USD3,760	$3,619
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	9,383	8,837
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	11,343	10,706
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	27,148	24,836
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	12,112	11,154
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,5]	6,790	6,809
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]	7,323	7,345
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,5]	2,554	2,564
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,5]	9,126	9,128
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,5]	3,870	3,905
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	4,733	4,769
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,5]	8,340	8,369
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[1,5]	2,000	2,015
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	585	594
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	529	541
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,5]	12,409	12,563
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,5]	2,531	2,571
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,5]	2,931	2,917
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[1,5]	544	538
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030[1,5]	238	235
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031[1,5]	268	264
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]	2,545	2,548
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,803	3,822
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	6,773	6,850
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	2,229	2,247
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]	103	103
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	3,487	3,619
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	13,906	14,525
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,5]	23,090	23,080
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	5,406	5,440
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[1]	3,743	3,782
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029[1]	3,153	3,149
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A4, 4.44% 4/16/2030[1]	3,095	3,091
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	7,050	7,133
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.377% 10/25/2034[1,3,5]	2,000	2,006
Great America Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,5]	1,200	1,207
Great America Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030[1,5]	1,500	1,518
Greatamerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[1,5]	2,963	2,984
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,5]	7,511	7,583
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/28/2031[1,3,5]	2,098	2,100
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.156% 1/15/2035[1,3,5]	882	888
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.606% 1/15/2035[1,3,5]	1,000	1,008
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.667% 1/20/2031[1,3,5]	2,834	2,843
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]	9,215	9,120
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]	14,390	14,280
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,5]	1,223	1,229
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]	14,882	15,060
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]	7,560	7,831
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	2,634	2,627
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	651	649
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	54,758	51,360
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,580	1,483
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,5]	2,245	2,286
Intermediate Bond Fund of America — Page 42 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,5]	USD10,661	$10,767
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]	209	209
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	6,560	6,578
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[1]	3,626	3,664
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,5]	3,396	3,340
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[1,5]	453	459
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[1,5]	2,014	2,025
HPS Loan Management Ltd., Series 2010A-16, Class BR3, (3-month USD CME Term SOFR + 1.85%) 6.341% 4/20/2034[1,3,5]	3,000	3,004
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[1,5]	8,316	8,359
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,5]	2,315	2,330
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	4,925	4,967
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.618% 7/14/2031[1,3,5]	500	500
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[1,3,5]	12,739	12,754
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2032[1,3,5]	4,000	4,008
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	9,567	9,660
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[1]	15,243	15,491
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[1,3,5]	11,958	11,979
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.918% 4/15/2031[1,3,5]	975	977
KKR Financial CLO, Ltd., Series 36, Class C, (3-month USD CME Term SOFR + 2.412%) 7.068% 10/15/2034[1,3,5]	3,000	3,001
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,5]	4,137	4,166
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	1,119	1,120
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	460	459
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[1,5]	5,365	5,374
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	4,151	4,157
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	2,602	2,610
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	552	554
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	1,759	1,775
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[1,5]	17,341	17,440
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[1,5]	6,675	6,672
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	3,538	3,566
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	656	664
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,5]	4,948	4,967
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	2,111	2,120
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,5]	5,730	5,801
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	1,508	1,517
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,5]	4,750	4,804
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,5]	543	547
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	3,336	3,357
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,5]	3,507	3,539
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[1,5]	1,891	1,886
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,5]	1,350	1,370
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,5]	3,761	3,818
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[1,5]	3,385	3,368
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,5]	548	547
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,5]	197	196
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	1,040	1,069
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	283	287
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,5]	832	847
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,5]	259	265
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,5]	179	178
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.989% 7/16/2031[1,3,5]	4,504	4,509
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[1,5]	9,917	9,927
Intermediate Bond Fund of America — Page 43 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.879% 7/21/2030[1,3,5]	USD16,311	$16,311
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[1,3,5]	4,618	4,618
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 7.317% 1/20/2033[1,3,5]	4,285	4,298
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD CME Term SOFR + 1.442%) 6.098% 12/18/2030[1,3,5]	318	319
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[1,3,5]	14,771	14,771
Marble Point CLO, Ltd., Series 2019-1A, Class CR2, (3-month USD CME Term SOFR + 1.90%) 6.391% 7/23/2032[1,3,5]	3,833	3,833
Marble Point CLO, Ltd., Series 2019-1A, Class DR2, (3-month USD CME Term SOFR + 3.00%) 7.491% 7/23/2032[1,3,5]	1,930	1,930
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	7,634	7,736
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	13,650	13,719
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[1]	7,429	7,498
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,5]	13,581	13,705
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,5]	8,816	8,912
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	25,605	25,782
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,5]	10,115	10,178
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,5]	1,103	1,110
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.391% 5/20/2034[1,3,5]	2,700	2,707
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	2,664	2,402
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]	1,483	1,332
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	11,453	10,259
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	4,538	4,021
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	7,047	6,202
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	19,293	17,135
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	10,789	9,883
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	18,484	16,995
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	20,671	19,076
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	55,477	51,404
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.461% 4/20/2062[1,3,5]	14,012	13,936
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.626% 10/25/2036[1,3,5]	1,000	1,021
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	151,033	139,377
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[1,3,5]	6,703	6,707
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,5]	14,828	14,851
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2035[1,3,5]	750	751
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.617% 1/20/2035[1,3,5]	4,000	4,003
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 7.367% 1/20/2035[1,3,5]	1,250	1,251
OCP CLO, Ltd., Series 2014-6A, Class BR2, (3-month USD CME Term SOFR + 1.90%) 6.286% 10/17/2030[1,3,5]	4,550	4,556
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[1,3,5]	3,159	3,163
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.938% 4/10/2033[1,3,5]	1,877	1,883
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.869% 4/16/2031[1,3,9]	729	731
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,5]	9,829	9,968
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	1,106	1,130
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,5]	4,743	4,668
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	370	366
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	3,550	3,479
Intermediate Bond Fund of America — Page 44 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	USD12,357	$11,940
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	1,319	1,278
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]	163	143
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]	1,582	1,391
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.776% 10/25/2036[1,3,5]	757	774
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.033% 5/20/2029[1,3,5]	5,735	5,739
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[1,3,5]	4,930	4,933
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[1,3,5]	8,556	8,570
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.706% 4/15/2030[1,3,5]	3,896	3,898
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.635% 7/24/2031[1,3,5]	7,764	7,767
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.935% 7/24/2031[1,3,5]	7,111	7,111
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 7.035% 7/24/2031[1,3,5]	1,429	1,434
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.571% 1/15/2033[1,3,5]	5,043	5,043
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 5.909% 10/17/2031[1,3,5]	937	937
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,5]	6,590	6,566
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,5]	14,732	14,868
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,5]	2,728	2,774
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,5]	301	298
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	8,182	8,156
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	17,000	17,250
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	5,722	5,773
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[1,5]	12,866	12,898
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[1]	7,681	7,730
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]	3,145	3,022
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.567% 4/20/2036[1,3,5]	3,000	3,015
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 7.917% 4/20/2036[1,3,5]	429	431
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,5]	5,137	5,193
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.309% 9/15/2039[1,3,5]	1,618	1,622
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	7,749	7,637
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,5]	9,164	9,179
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[1,5]	3,950	3,930
PPM CLO, Ltd., Series 2020-4, Class CR, (3-month USD CME Term SOFR + 2.362%) 6.994% 10/18/2034[1,3,5]	3,250	3,250
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	225	225
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,5]	4,920	4,959
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,5]	1,712	1,742
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.952% 7/25/2051[1,3,5]	1,452	1,447
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[1,3,5]	11,572	11,578
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.247% 4/17/2036[1,3,5]	3,000	3,003
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	395	396
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,5]	3,823	3,849
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,5]	5,791	5,819
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 5.959% 4/20/2034[1,3,5]	12,000	12,026
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.126% 10/25/2031[1,3,5]	3,690	3,690
Intermediate Bond Fund of America — Page 45 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[1,3,5]	USD9,994	$9,994
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	6,441	6,442
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.069% 10/20/2030[1,3,5]	678	679
RR, Ltd., CLO, Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 6.386% 1/15/2036[1,3,5]	5,000	5,000
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.006% 7/15/2037[1,3,5]	5,000	5,015
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[1]	25	25
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	2,102	2,106
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[1]	969	971
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	2,031	2,029
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	1,361	1,363
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	4,019	4,018
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	36,470	36,573
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]	15,685	15,706
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	7,447	7,469
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	16,810	16,780
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	2,072	2,087
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	11,210	11,216
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	2,480	2,489
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	9,753	9,819
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	4,216	4,261
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,662	5,661
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[1]	6,957	6,947
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	9,733	9,750
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[1]	20,569	20,796
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	5,950	5,986
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[1]	10,113	10,142
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[1]	11,396	11,542
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	12,138	12,370
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[1]	3,675	3,735
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	1,325	1,339
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	12,380	12,430
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	1,162	1,196
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[1,5]	4,481	4,489
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,5]	2,577	2,580
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	11,935	12,001
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[1,5]	2,957	2,968
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,5]	3,739	3,787
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,5]	8,485	8,479
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030[1,5]	1,247	1,269
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,5]	2,285	2,305
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,5]	2,158	2,205
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032[1,5]	1,625	1,664
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	1,878	1,883
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[1,5]	4,513	4,515
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	8,246	8,324
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	4,131	4,210
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[1,5]	12,222	12,249
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031[1,5]	8,269	8,292
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,5]	5,840	5,740
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.356% 11/15/2052[1,3,5]	2,287	2,316
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]	5,427	4,829
Intermediate Bond Fund of America — Page 46 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	USD5,922	$5,429
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.998% 4/15/2030[1,3,5]	2,215	2,215
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.859% 10/20/2030[1,3,5]	2,546	2,549
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 4/18/2031[1,3,5]	284	285
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.144% 4/18/2031[1,3,5]	800	800
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.168% 7/15/2034[1,3,5]	1,600	1,600
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,5]	4,919	4,944
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	8,066	7,697
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	7,229	6,999
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	1,943	1,851
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	651	618
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,5]	21,272	20,970
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,5]	985	976
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	15,001	14,388
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[1,3,5]	19,000	19,004
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.367% 4/20/2036[1,3,5]	2,666	2,671
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.117% 10/20/2036[1,3,5]	2,000	2,059
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.117% 1/20/2037[1,3,5]	1,500	1,527
Symphony CLO, Ltd., Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 5.989% 1/17/2032[1,3,5]	448	449
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 5.717% 10/25/2029[1,3,5]	1,086	1,086
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	20,672	20,994
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]	5,977	6,104
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[1]	12,285	12,403
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	3,779	3,516
TCW CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.762%) 7.247% 8/16/2034[1,3,5]	1,000	1,000
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.417% 8/16/2034[1,3,5]	1,500	1,490
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.279% 4/20/2034[1,3,5]	750	753
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.149% 1/17/2030[1,3,5]	179	179
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	2,850	2,645
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,5]	2,377	2,212
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,5]	5,044	4,572
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	21,687	19,826
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032[1,5]	5,712	5,718
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[1,5]	14,656	14,784
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,5]	26,891	26,469
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]	5,888	5,889
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	7,505	7,563
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	10,269	10,323
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88% 3/15/2029[1]	2,980	3,010
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[1]	5,269	5,307
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[1,3,5]	14,000	14,028
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[1,3,5]	9,129	9,143
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[1,3,5]	2,645	2,648
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.087% 1/25/2035[1,3,5]	2,000	2,001
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.807% 7/20/2036[1,3,5]	1,000	1,025
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	19,735	18,002
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	3,393	3,175
Intermediate Bond Fund of America — Page 47 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	USD4,260	$3,809
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,5]	2,948	2,954
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[1,3,5]	13,000	13,000
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,5]	4,294	4,355
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	17,354	17,371
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,486	7,523
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]	8,444	8,389
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]	14,481	14,480
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[1]	20,000	20,407
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[1]	9,686	9,633
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	13,818	13,895
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,5]	5,212	5,285
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[1,5]	4,587	4,693
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 5.999% 7/20/2032[1,3,5]	2,613	2,616
Vibrant CLO, Ltd., Series 2021-12, Class A2AR, (3-month USD CME Term SOFR + 1.90%) 6.517% 4/20/2034[1,3,5]	5,000	5,010
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028[1,5]	2,402	2,382
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[1,3,5]	10,562	10,575
Voya, Ltd., CLO, Series 2020-2, Class DR, (3-month USD CME Term SOFR + 3.362%) 7.979% 7/19/2034[1,3,5]	665	665
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,5]	3,643	3,656
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,5]	440	444
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/17/2031[1,3,5]	823	824
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 10/20/2031[1,3,5]	1,944	1,944
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]	1,382	1,383
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	215	215
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	10,000	10,026
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[1,5]	6,502	6,518
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,5]	4,589	4,619
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	12,500	12,582
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,5]	8,245	8,321
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]	16,800	16,857
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]	2,876	2,878
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	3,188	3,198
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[1,5]	1,721	1,737
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[1,5]	9,200	9,196
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	2,883	2,907
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	4,761	4,811
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,312	2,349
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,5]	5,770	5,841
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,287	1,322
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,5]	2,127	2,167
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,5]	2,146	2,163
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,5]	16,043	16,091
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,5]	6,802	6,797
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.568% 7/15/2030[1,3,5]	250	250
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.894% 10/18/2030[1,3,5]	506	507
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[1,3,5]	8,574	8,573
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.417% 10/20/2030[1,3,5]	3,000	3,006
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 7.193% 10/22/2031[1,3,5]	250	250
Intermediate Bond Fund of America — Page 48 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.126% 4/25/2036[1,3,5]	USD1,750	$1,756
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.126% 4/25/2036[1,3,5]	1,000	1,009
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,5]	6,516	6,527
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,5]	718	720
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]	6,414	6,452
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	8,630	8,793
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	21,381	21,406
World OMNI Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[1]	1,289	1,288
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]	19,123	19,200
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[1]	3,935	3,963
		3,748,794
Bonds & notes of governments & government agencies outside the U.S. 1.28%
Asian Development Bank 2.50% 11/2/2027	2,787	2,663
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]	10,000	9,672
Chile (Republic of) 4.85% 1/22/2029	6,885	6,906
Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	10,180
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.57% 3/11/2026[3,5]	9,893	10,020
CPPIB Capital, Inc. 0.875% 9/9/2026[5]	12,181	11,462
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]	22,926	22,781
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]	6,158	5,801
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]	2,296	1,934
European Investment Bank 0.75% 10/26/2026	10,357	9,704
European Investment Bank 4.00% 2/15/2029	6,351	6,323
Inter-American Development Bank 1.75% 3/14/2025	1,704	1,690
Inter-American Development Bank 4.50% 5/15/2026	8,404	8,426
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025	3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025	14,923	14,766
International Development Assn. 0.375% 9/23/2025[5]	20,000	19,344
Japan Bank for International Cooperation 2.875% 4/14/2025	17,670	17,556
Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,528
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,241
Kommunalbanken 0.375% 9/11/2025[5]	25,000	24,215
OMERS Finance Trust 3.50% 4/19/2032[5]	2,494	2,323
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]	23,131	21,740
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]	31,138	30,126
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]	5,070	4,360
Poland (Republic of) 3.25% 4/6/2026	472	464
PSP Capital, Inc. 1.625% 10/26/2028[5]	12,052	10,891
Quebec Canada (Province of) 0.60% 7/23/2025	29,200	28,500
Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,239
Sweden (Kingdom of) 4.375% 1/30/2026[5]	6,020	6,013
United Mexican States 6.00% 5/7/2036	10,000	9,774
		321,646
Federal agency bonds & notes 0.17%
Fannie Mae 0.875% 8/5/2030[7]	21,412	17,914
Federal Farm Credit Banks 1.75% 2/14/2025	17,842	17,745
Federal Farm Credit Banks 1.60% 7/13/2033	1,463	1,174
Tennessee Valley Authority 3.875% 3/15/2028	6,518	6,468
		43,301
Intermediate Bond Fund of America — Page 49 of 56

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.17% California 0.04%		Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028		USD11,085	$10,309
Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		11,385	11,165
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		3,785	3,522
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		3,805	3,326
			18,013
New York 0.06%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)		15,255	14,107
Total municipals			42,429
Total bonds, notes & other debt instruments (cost: $24,188,525,000)			24,003,318
Preferred securities 0.01% Financials 0.01%		Shares
CoBank, ACB, Class E, 6.118% perpetual noncumulative preferred shares[3,5]		4,000	3,280
Total preferred securities (cost: $3,985,000)			3,280
Short-term securities 10.93% Money market investments 10.60%
Capital Group Central Cash Fund 4.65%[10,11]		26,684,426	2,668,709
U.S. Treasury bills 0.33%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 4/17/2025	4.864%	USD85,000	83,615
Total short-term securities (cost: $2,752,031,000)			2,752,324
Options purchased (equity style) 0.01%
Options purchased (equity style)*			1,885
Total options purchased (equity style) (cost: $2,557,000)			1,885
Total investment securities 106.33% (cost: $26,947,098,000)			26,760,807
Total options written† 0.00% (premium received: $843,000)			(211)
Other assets less liabilities (6.33)%			(1,593,682)
Net assets 100.00%			$25,166,914
Intermediate Bond Fund of America — Page 50 of 56

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	253	12/13/2024	USD96.50	USD63,250	$19
3 Month SOFR Futures Option	658	12/13/2024	97.50	164,500	4
3 Month SOFR Futures Option	2,448	6/13/2025	97.00	612,000	382
3 Month SOFR Futures Option	759	6/13/2025	98.00	189,750	43
3 Month SOFR Futures Option	1,098	9/12/2025	97.00	274,500	343
3 Month SOFR Futures Option	1,029	12/12/2025	97.00	257,250	624
					$1,415
Put
10 Year U.S. Treasury Note Futures Option	314	12/6/2024	USD110.00	USD31,400	$15
3 Month SOFR Futures Option	1,316	12/13/2024	94.38	329,000	8
3 Month SOFR Futures Option	560	12/13/2024	95.56	140,000	63
3 Month SOFR Futures Option	98	12/13/2024	95.75	24,500	44
3 Month SOFR Futures Option	560	12/13/2024	95.81	140,000	340
					$470
					$1,885
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	658	12/13/2024	USD95.75	USD(164,500)	$(4)
3 Month SOFR Futures Option	253	12/13/2024	96.50	(63,250)	(35)
					$(39)
Put
10 Year U.S. Treasury Note Futures Option	314	12/6/2024	USD109.00	USD(31,400)	$— [2]
3 Month SOFR Futures Option	560	12/13/2024	95.69	(140,000)	(172)
					$(172)
					$(211)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
30 Day Federal Funds Futures	Long	470	12/2/2024	USD186,762	$(13)
30 Day Federal Funds Futures	Long	365	2/3/2025	145,388	41
3 Month SOFR Futures	Long	1,252	3/19/2025	299,142	(208)
3 Month SOFR Futures	Short	75	9/17/2025	(17,995)	115
2 Year U.S. Treasury Note Futures	Long	52,058	4/3/2025	10,729,642	19,667
Intermediate Bond Fund of America — Page 51 of 56

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
5 year U.S. Treasury Note Futures	Long	55,989	4/3/2025	USD6,024,504	$33,832
10 Year U.S. Treasury Note Futures	Long	9,692	3/31/2025	1,077,629	7,693
10 Year Ultra U.S. Treasury Note Futures	Short	5,007	3/31/2025	(574,788)	(8,991)
20 Year U.S. Treasury Note Futures	Short	12,275	3/31/2025	(1,466,863)	(30,848)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,746	3/31/2025	222,069	3,505
					$24,793
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.664%	Annual	8/31/2025	USD25,000	$(56)	$—	$(56)
4.8195%	Annual	SOFR	Annual	9/1/2025	42,000	145	—	145
SOFR	Annual	4.63358%	Annual	10/31/2025	9,600	(31)	—	(31)
4.28066%	Annual	SOFR	Annual	3/31/2026	84,600	143	—	143
4.8755%	Annual	SOFR	Annual	4/18/2026	160,000	1,559	—	1,559
4.659%	Annual	SOFR	Annual	5/17/2026	77,200	580	—	580
SOFR	Annual	4.5265%	Annual	6/18/2026	41,200	(259)	—	(259)
SOFR	Annual	4.528%	Annual	6/18/2026	41,300	(260)	—	(260)
SOFR	Annual	4.5335%	Annual	6/18/2026	82,500	(527)	—	(527)
3.616%	Annual	SOFR	Annual	2/20/2028	41,900	(29)	—	(29)
3.624%	Annual	SOFR	Annual	2/20/2028	87,000	(48)	—	(48)
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(254)	—	(254)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	171	—	171
SOFR	Annual	4.061%	Annual	8/24/2033	22,000	(594)	—	(594)
SOFR	Annual	3.9519%	Annual	8/25/2033	22,000	(416)	—	(416)
SOFR	Annual	3.8275%	Annual	9/1/2033	17,900	(174)	—	(174)
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	165	—	165
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	10,575	—	10,575
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	576	—	576
SOFR	Annual	3.6815%	Annual	2/20/2054	5,400	(95)	—	(95)
SOFR	Annual	3.6765%	Annual	2/20/2054	7,056	(118)	—	(118)
SOFR	Annual	3.7205%	Annual	2/21/2054	4,544	(112)	—	(112)
						$10,941	$—	$10,941
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD151,198	$(3,606)	$(3,409)	$(197)
Intermediate Bond Fund of America — Page 52 of 56

unaudited
Investments in affiliates11

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 10.60%
Money market investments 10.60%
Capital Group Central Cash Fund 4.65%[10]	$2,930,778	$2,196,466	$2,458,122	$452	$(865)	$2,668,709	$33,722
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.869% 4/16/2031[1,3]	10/28/2022	$718	$731	.00%[12]

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,502,367,000, which represented 21.86% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $164,634,000, which represented .65% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $731,000, which represented less than .01% of the net assets of the fund.

[10]	Rate represents the seven-day yield at 11/30/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $3,932,425,000. The average month-end notional amount of futures contracts while held was $21,569,617,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,295,475,000 and $177,776,000, respectively.
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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,309,879	$—	$10,309,879
U.S. Treasury bonds & notes	—	5,768,855	—	5,768,855
Corporate bonds, notes & loans	—	3,768,414	—	3,768,414
Asset-backed obligations	—	3,748,794	—	3,748,794
Bonds & notes of governments & government agencies outside the U.S.	—	321,646	—	321,646
Federal agency bonds & notes	—	43,301	—	43,301
Municipals	—	42,429	—	42,429
Preferred securities	—	3,280	—	3,280
Short-term securities	2,668,709	83,615	—	2,752,324
Options purchased on futures (equity style)	1,885	—	—	1,885
Total	$2,670,594	$24,090,213	$—	$26,760,807

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$64,853	$—	$—	$64,853
Unrealized appreciation on centrally cleared interest rate swaps	—	13,914	—	13,914
Liabilities:
Value of options written	(211)	—	—	(211)
Unrealized depreciation on futures contracts	(40,060)	—	—	(40,060)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,973)	—	(2,973)
Unrealized depreciation on centrally cleared credit default swaps	—	(197)	—	(197)
Total	$24,582	$10,744	$—	$35,326
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

Fin. = Finance
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-023-0125
Intermediate Bond Fund of America — Page 56 of 56